UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 4.8%
ABS Other - 4.8%
Collateralized Commercial Paper Co. LLC,
0.25%, 9/8/15	$55,000	$54,996
Collateralized Commercial Paper II Co.,
0.32%, 10/1/15(1)	68,000	68,000
0.40%, 10/28/15(1) (2)	55,000	55,000
Gotham Funding,
0.22%, 10/1/15(1)	6,000	5,999
Kells Funding LLC,
0.30%, 10/6/15(1)	54,000	53,999
0.32%, 12/4/15(1)	70,000	69,941
0.34%, 12/11/15(1)	35,000	34,966
Regency Markets No. 1 LLC,
0.20%, 9/21/15(1)	20,000	19,998
Victory Receivables Corp.,
0.20%, 9/16/15(1)	26,000	25,998
0.20%, 9/21/15(1)	72,000	71,992
0.20%, 9/29/15(1)	13,000	12,998
0.22%, 10/1/15	16,000	15,997

		489,884

Total ABS Commercial Paper (Cost $489,884)		489,884

ASSET-BACKED SECURITIES - 0.2%
ABS Other - 0.1%
Dell Equipment Finance Trust, Series 2015-1, Class A1,
0.42%, 11/5/15(1)	11,023	11,024
Volvo Financial Equipment LLC, Series 2015 1A, Class A1,
0.35%, 10/23/15(1)	2,363	2,363

		13,387

Car Loan - 0.1%
Honda Auto Receivables Owner Trust, Series 2015-1, Class A1,
0.24%, 10/16/15	7,419	7,419

Total Asset-Backed Securities (Cost $20,806)		20,806

CERTIFICATES OF DEPOSIT - 31.7%
Banking - 31.7%
Australia and New Zealand Banking,
0.31%, 11/18/15	54,000	54,000
0.36%, 12/14/15	80,000	80,000
Bank of America N.A.,
0.39%, 10/5/15, FRCD(2)	60,000	60,000
Bank of America N.A., New York Branch,
0.32%, 9/1/15	56,000	56,000
0.33%, 9/9/15, FRCD	25,000	25,000
Bank of Montreal, Chicago Branch,
0.28%, 9/8/15, FRCD(2)	90,000	90,000
0.31%, 9/8/15, FRCD(2)	66,000	66,000
0.21%, 9/10/15	46,000	46,000
0.25%, 10/20/15	50,000	50,000
0.34%, 11/16/15, FRCD(2)	40,000	40,000
Bank of Nova Scotia, Houston Branch,

0.42%, 10/2/15, FRCD	20,000	20,002
Bank of Nova Scotia, Houston,
0.27%, 9/1/15, FRCD(2)	50,000	50,000
0.34%, 9/1/15, FRCD(2)	25,000	25,000
0.28%, 9/9/15, FRCD(2)	15,000	15,000
0.34%, 9/11/15, FRCD(2)	40,000	40,000
0.33%, 10/1/15, FRCD(2)	9,000	9,000
0.52%, 10/13/15, FRCD(2)	36,000	36,025
0.32%, 10/19/15	40,000	40,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.18%, 9/17/15	90,000	90,000
0.29%, 10/22/15	55,000	55,000
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc.,
0.28%, 9/14/15, FRCD	52,000	52,000
BMO Harris Bank N.A.,
0.33%, 9/28/15, FRCD(2)	55,000	55,000
BNP Paribas S.A., New York Branch,
0.27%, 10/16/15	75,000	75,000
Citibank N.A.,
0.18%, 9/8/15	200,000	200,000
0.18%, 9/9/15	100,000	100,000
Commonwealth Bank of Australia, London,
0.36%, 9/15/15	63,000	63,000
Credit Suisse A.G., New York Branch,
0.28%, 10/1/15	35,000	35,001
0.30%, 10/23/15	35,600	35,600
0.30%, 11/9/15	50,000	50,000
0.57%, 11/9/15, FRCD	25,000	25,011
DNB Bank ASA, New York Branch,
0.23%, 9/4/15, FRCD	35,000	35,000
DNB Nor Bank ASA, New York Branch,
0.29%, 9/9/15, FRCD(2)	60,000	60,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 31.7% continued
Banking - 31.7% continued
HSBC Bank USA N.A.,
0.32%, 10/26/15, FRCD	$86,000	$86,000
JPMorgan Chase Bank N.A.,
0.34%, 10/23/15, FRCD	62,000	62,000
Lloyds Bank PLC, New York Branch,
0.29%, 11/5/15	53,000	53,000
0.31%, 11/5/15	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp.,
0.31%, 10/6/15	20,000	20,000
0.30%, 11/2/15	55,000	55,000
Mizuho Bank Ltd., New York Branch,
0.29%, 10/19/15	50,000	50,000
0.32%, 11/16/15	35,000	35,000
National Australia Bank Ltd., London,
0.27%, 9/2/15	45,000	45,000
Rabobank Nederland, London Branch,
0.28%, 9/14/15, FRCD(2)	55,000	55,000
0.26%, 9/22/15, FRCD(2)	60,000	60,000
Rabobank Nederland, New York Branch,
0.30%, 9/1/15	55,000	55,000
0.36%, 12/7/15	50,000	50,000
Royal Bank of Canada, New York,
0.32%, 9/18/15, FRCD(2)	57,000	57,000
0.34%, 11/4/15, FRCD(2)	10,000	10,000
State Street Bank & Trust Co.,
0.33%, 10/5/15, FRCD	49,000	49,000
State Street Bank and Trust Co. N.A.,
0.28%, 9/15/15, FRCD(2)	35,000	35,000
Sumitomo Mitsui Banking Corp.,
0.22%, 9/15/15	85,000	85,000
Sumitomo Mitsui Banking Corp., New York,
0.30%, 11/12/15	55,000	55,000
0.32%, 11/16/15	16,000	16,000
Sumitomo Mitsui Trust Bank Ltd.,
0.36%, 12/14/15	54,000	54,001
Toronto Dominion Bank, New York,
0.18%, 9/3/15	100,000	100,000
0.30%, 9/15/15	55,000	55,000
0.35%, 11/12/15, FRCD(2)	55,000	55,000
0.32%, 12/3/15	92,000	92,000
0.53%, 2/24/16	37,000	37,000
Wells Fargo Bank N.A.,
0.31%, 9/3/15, FRCD	60,000	60,000
0.33%, 10/20/15, FRCD(2)	30,000	30,000
0.35%, 11/18/15, FRCD	5,800	5,800
0.38%, 11/25/15, FRCD(2)	55,000	55,000

		3,259,440

Total Certificates of Deposit (Cost $3,259,440)		3,259,440

COMMERCIAL PAPER - 6.8%
Automotive - 0.4%
Toyota Motor Credit Corp.,
0.32%, 11/18/15	35,000	34,975
0.32%, 11/20/15	3,000	2,998

		37,973

Banking - 3.6%
Australia and New Zealand Banking Group,
0.35%, 11/20/15(1)	84,000	84,000
DBS Bank Ltd.,
0.25%, 9/24/15(1)	20,000	19,997
HSBC Bank PLC,
0.27%, 9/14/15(1) (2)	75,000	75,000
ING US Funding LLC,
0.34%, 12/2/15	50,000	49,958
Oversea-Chinese Banking Corp. Ltd.,
0.30%, 9/14/15(2)	50,000	50,000
PNC Bank N.A.,
0.41%, 9/10/15	75,000	74,992
United Overseas Bank Ltd.,
0.26%, 9/3/15(1)	17,000	17,000

		370,947

Brokerage - 0.3%
JP Morgan Securities LLC,
0.35%, 9/4/15(1) (2)	35,000	35,000

Finance Companies - 0.3%
General Electric Capital Corp.,
0.30%, 9/28/15	35,000	34,992

Food and Beverage - 0.3%
Coca-Cola (The) Co.,
0.29%, 9/18/15	32,000	31,996

Foreign Agencies - 0.7%
Bank Nederlandse Gemeenten,
0.29%, 11/12/15	70,000	69,960

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 6.8% continued
Foreign Local Government - 1.2%
NRW.BANK,
0.18%, 9/18/15(1)	$45,000	$44,997
0.20%, 9/21/15	78,000	77,991

		122,988

Total Commercial Paper (Cost $703,856)		703,856

CORPORATE NOTES/BONDS - 4.8%
Automotive - 1.5%
American Honda Finance Corp.,
0.28%, 10/7/15, FRN	111,000	111,000
Toyota Motor Credit Corp.,
0.30%, 9/14/15, FRN(2)	40,000	40,000

		151,000

Banking - 1.3%
Bank of Nova Scotia,
1.65%, 10/29/15(1)	10,650	10,670
BNP Paribas S.A.,
0.62%, 11/9/15, FRN(2)	50,000	50,020
Canadian Imperial Bank of Commerce,
2.35%, 12/11/15	12,000	12,059
Commonwealth Bank of Australia,
0.88%, 10/8/15, FRN(1)	20,000	20,012
PNC Bank N.A.,
0.80%, 1/28/16	13,233	13,247
Toronto Dominion Bank, New York,
0.50%, 11/6/15, FRN	10,000	10,004
Westpac Banking Corp.,
3.00%, 12/9/15	21,000	21,139

		137,151

Foreign Agencies - 0.9%
Export Development Canada,
0.21%, 9/1/15, FRN(1) (2)	50,000	50,000
0.16%, 9/21/15, FRN(2)	39,000	38,990

		88,990

Foreign Local Government - 0.3%
Province of Ontario,
1.88%, 9/15/15	33,318	33,339

Integrated Energy - 0.1%
Shell International Finance B.V.,
0.38%, 11/10/15, FRN	11,000	11,001

Pharmaceuticals - 0.1%
Wyeth LLC,
5.50%, 2/15/16	13,030	13,329

Retailers - 0.3%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	30,000	31,093

Supranational - 0.3%
International Bank for Reconstruction & Development,
0.24%, 9/1/15, FRN(2)	34,000	33,997

Total Corporate Notes/Bonds (Cost $499,900)		499,900

EURODOLLAR TIME DEPOSITS - 19.1%
Banking - 19.1%
Australia and New Zealand Banking,
0.14%, 9/4/15	60,000	60,000
Bank of New York, Mellon Cayman.,
0.07%, 9/1/15	341,000	341,000
Credit Agricole S.A., London,
0.15%, 9/1/15	253,000	253,000
Credit Industriel et Commercial,
0.08%, 9/1/15	485,000	485,000
DBS Bank Ltd., Singapore Branch,
0.19%, 9/4/15	52,000	52,000
Shizuoka Bank, New York Branch,
0.09%, 9/1/15	500,000	500,000
Skandinaviska Enskilda Banken AB,
0.07%, 9/1/15	275,000	275,000

		1,966,000

Total Eurodollar Time Deposits (Cost $1,966,000)		1,966,000

MEDIUM TERM NOTES - 0.4%
Banking - 0.4%
Royal Bank of Canada,
2.63%, 12/15/15	38,000	38,237

Total Medium Term Notes (Cost $38,237)		38,237

U.S. GOVERNMENT AGENCIES - 13.9%(3)
Federal Farm Credit Bank - 4.4%
FFCB Discount Notes,
0.18%, 11/24/15	20,000	19,992

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.9%(3) continued
Federal Farm Credit Bank - 4.4% continued
0.28%, 5/3/16	$25,000	$24,952
FFCB FRN,
0.23%, 9/1/15	20,000	20,000
0.19%, 9/2/15(2)	50,000	49,992
0.16%, 9/6/15(2)	45,000	44,997
0.18%, 9/10/15(2)	70,000	69,995
0.17%, 9/15/15(2)	25,000	24,998
0.18%, 9/19/15(2)	25,000	24,999
0.16%, 9/20/15(2)	38,000	37,997
0.20%, 9/20/15(2)	25,000	25,004
0.19%, 9/22/15(2)	25,000	24,997
0.16%, 9/30/15(2)	50,000	49,997
0.21%, 9/30/15(2)	37,000	37,008

		454,928

Federal Home Loan Bank - 8.8%
FHLB Bonds,
0.20%, 10/16/15	18,000	17,999
0.33%, 2/18/16	15,500	15,499
0.23%, 2/24/16	30,000	29,996
0.34%, 3/9/16	54,000	53,995
0.34%, 3/14/16	60,000	59,993
FHLB Discount Notes,
0.11%, 9/9/15	47,500	47,499
0.08%, 9/11/15	56,000	55,999
0.09%, 9/21/15	47,500	47,498
0.18%, 1/24/16	13,500	13,495
0.31%, 6/3/16	30,000	29,929
FHLB FRN,
0.18%, 9/11/15(2)	63,000	62,998
0.14%, 9/14/15(2)	60,000	60,000
0.15%, 9/19/15(2)	55,000	55,000
0.15%, 9/20/15(2)	84,000	83,997
0.15%, 9/22/15(2)	60,000	59,999
0.20%, 9/23/15(2)	50,000	50,000
0.15%, 9/24/15(2)	50,000	50,000
0.16%, 9/25/15(2)	35,000	35,000
0.17%, 9/26/15(2)	35,000	35,000
0.18%, 11/13/15(2)	40,000	39,991

		903,887

Federal National Mortgage Association - 0.7%
FNMA FRN,
0.19%, 9/21/15(2)	50,000	50,002
0.21%, 9/26/15(2)	20,000	19,997

		69,999

Total U.S. Government Agencies (Cost $1,428,814)		1,428,814

U.S. GOVERNMENT OBLIGATIONS - 6.4%
U.S. Treasury Bills - 3.6%
0.22%, 12/10/15	34,000	33,980
0.12%, 12/31/15	70,000	69,972
0.27%, 1/7/16	51,000	50,952
0.11%, 1/21/16	39,700	39,682
0.15%, 1/28/16	59,000	58,964
0.29%, 3/31/16	34,000	33,942
0.33%, 7/21/16	29,000	28,915
0.34%, 7/21/16	50,000	49,848

		366,255

U.S. Treasury Floating Rate Notes - 2.8%
0.10%, 9/1/15(2)	149,000	149,002
0.12%, 9/1/15(2)	138,952	138,953

		287,955

Total U.S. Government Obligations (Cost $654,210)		654,210

MUNICIPAL INVESTMENTS - 1.7%
California - 0.1%
Saddleback Valley Community Church,
(FHLB of San Francisco LOC),
0.12%, 9/8/15	13,085	13,085

Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A,
(U.S. Bank N.A. LOC),
0.13%, 9/8/15	12,600	12,600

New Jersey - 0.7%
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.19%, 9/8/15(1)	70,000	70,000

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 1.7% continued
New York - 0.8%
RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51,
(Royal Bank of Canada LOC),
0.30%, 9/8/15(1)	$23,485	$23,485
RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-52,
(Royal Bank of Canada LOC),
0.30%, 9/8/15(1)	28,505	28,505
Saratoga County IDA Taxable Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.15%, 9/8/15	23,265	23,265

		75,255

Total Municipal Investments (Cost $170,940)		170,940

Investments, at Amortized Cost ($9,232,087)		9,232,087

REPURCHASE AGREEMENTS - 9.0%
Joint Repurchase Agreements - 1.5%(4)
Bank of America Securities LLC, dated 8/31/15, repurchase price $74,590
0.07%, 9/8/15	74,588	74,588
Societe Generale, New York Branch, dated 8/31/15, repurchase price $74,590
0.08%, 9/8/15	74,589	74,589

		149,177

Repurchase Agreements - 7.5%(5)
BNP Paribas Securities Corp., dated 8/31/15, repurchase price $100,029
0.30%, 12/4/15	100,000	100,000
Federal Reserve Bank of New York, dated 8/31/15, repurchase price $400,001
0.05%, 9/1/15	400,000	400,000
JPMorgan Clearing Corp., dated 7/27/15, repurchase price $70,083
0.47%, 10/26/15	70,000	70,000
JPMorgan Securities LLC, dated 8/31/15, repurchase price $77,033
0.47%, 11/30/15	77,000	77,000
Societe Generale, New York Branch, dated 8/28/15, repurchase price $125,002
0.10%, 9/4/15	125,000	125,000

		772,000

Total Repurchase Agreements (Cost $921,177)		921,177

Total Investments - 98.8% (Cost $10,153,264)(6)		10,153,264

Other Assets less Liabilities - 1.2%		127,775

NET ASSETS - 100.0%		$10,281,039

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$75,680	2.38% - 3.13%	1/15/25 - 8/15/44
U.S. Treasury Notes	$75,717	1.63% - 2.25%	7/31/19 - 3/31/21

Total	$151,397

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)		COUPON RATES	MATURITY DATES
Common Stock	$75,635		Not Applicable	Not Applicable
Corporate Bonds	$189,391		0.00% - 9.75%	9/10/15 - 6/1/64
U.S. Treasury Bonds	$468,854		2.00% - 7.13%	2/15/23 - 11/15/44
U.S. Treasury Notes	$59,111		0.13% - 1.63%	6/30/17 - 8/15/22
U.S. Treasury Strips	$—	*	1.83%	2/15/22

Total	$792,991

*	Value rounds to less than one thousand.
(6)	The cost for federal income tax purposes was $10,153,264.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	AUGUST 31, 2015 (UNAUDITED)

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio(1) (2)	$—	$10,153,264	$—	$10,153,264

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

IDA - Industrial Development Authority

LOC - Letter of Credit

VRDB - Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 48.7%
U.S. Treasury Bills - 30.5%
0.05%, 9/1/15	$200,000	$199,996
0.07%, 9/1/15	750,000	749,979
0.08%, 9/1/15	1,250,000	1,249,961
0.11%, 9/17/15	95,000	94,995
0.15%, 9/17/15	90,000	89,994
0.14%, 10/1/15	95,000	94,989
0.08%, 1/7/16	300,000	299,916
0.10%, 1/14/16	260,000	259,901
0.11%, 1/21/16	250,000	249,886
0.12%, 1/21/16	225,000	224,897
0.13%, 1/21/16	250,000	249,872
0.17%, 2/4/16	100,000	99,928
0.24%, 3/3/16	190,000	189,768
0.27%, 3/3/16	150,000	149,798
0.21%, 3/31/16	100,000	99,878
0.25%, 5/26/16	100,000	99,813
0.29%, 6/23/16	100,000	99,765
0.34%, 7/21/16	100,000	99,694

		4,603,030

U.S. Treasury Floating Rate Notes - 17.2%
0.10%, 9/1/15(1)	1,085,000	1,084,828
0.12%, 9/1/15(1)	1,502,500	1,502,530

		2,587,358

U.S. Treasury Note - 1.0%
1.25%, 9/30/15	150,000	150,132

Total U.S. Government Obligations (Cost $7,340,520)		7,340,520

Investments, at Amortized Cost ($7,340,520)		7,340,520

REPURCHASE AGREEMENTS - 64.5%
Joint Repurchase Agreements - 0.3%(2)
Bank of America Securities LLC, dated 8/31/15, repurchase price $25,000
0.07%, 9/8/15	25,000	25,000
Societe Generale, New York Branch, dated 8/31/15, repurchase price $25,000
0.08%, 9/8/15	25,000	25,000

		50,000

Repurchase Agreements - 64.2%(3)
Bank of Nova Scotia, dated 8/31/15, repurchase price $550,002
0.13%, 9/1/15	550,000	550,000
BNP Paribas Securities Corp., dated 8/31/15, repurchase price $1,400,005
0.13%, 9/1/15	1,400,000	1,400,000
BNP Paribas Securities Corp., dated 8/7/15, repurchase price $250,022
0.10%, 9/8/15	250,000	250,000
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $306,899
0.13%, 9/1/15	306,898	306,898
Federal Reserve Bank of New York, dated 8/31/15, repurchase price $3,500,004
0.05%, 9/1/15	3,500,000	3,500,000
Goldman Sachs & Co., dated 8/20/15, repurchase price $500,012
0.07%, 9/7/15	500,000	500,000
ING Financial Markets LLC, dated 8/27/15, repurchase price $100,002
0.08%, 9/3/15	100,000	100,000
ING Financial Markets LLC, dated 8/31/15, repurchase price $250,001
0.11%, 9/1/15	250,000	250,000
JPMorgan Securities LLC, dated 8/31/15, repurchase price $450,002
0.12%, 9/1/15	450,000	450,000
Societe Generale, New York Branch, dated 8/27/15, repurchase price $750,015
0.10%, 9/3/15	750,000	750,000
Societe Generale, New York Branch, dated 8/31/15, repurchase price $1,125,004
0.13%, 9/1/15	1,125,000	1,125,000
Societe Generale, New York Branch, dated 8/31/15, repurchase price $500,011
0.10%, 9/8/15	500,000	500,000

		9,681,898

Total Repurchase Agreements (Cost $9,731,898)		9,731,898

Total Investments - 113.2% (Cost $17,072,418)(4)		17,072,418

Liabilities less Other Assets - (13.2)%		(1,986,995)

NET ASSETS - 100.0%		$15,085,423

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	AUGUST 31, 2015 (UNAUDITED)

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$25,366	2.38% - 3.13%	1/15/25 - 8/15/44
U.S. Treasury Notes	$25,378	1.63% - 2.25%	7/31/19 - 3/31/21

Total	$50,744

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$2,082	0.00% - 0.24%	9/3/15 - 3/31/16
U.S. Treasury Bonds	$2,235,201	0.00% - 9.88%	11/15/15 - 5/15/45
U.S. Treasury Notes	$7,480,448	0.13% - 4.63%	9/30/15 - 8/15/25
U.S. Treasury Strips	$90,658	0.00% - 2.16%	11/15/15 - 8/15/28

Total	$9,808,389

(4)	The cost for federal income tax purposes was $17,072,418.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$17,072,418	$—	$17,072,418

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2%
Alabama - 0.8%
Hoover Alabama MFH Revenue Refunding VRDB, Royal Oaks Apartment Project,
(FHLMC LOC),
0.03%, 9/8/15	$5,200	$5,200
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.04%, 9/8/15	5,500	5,500

		10,700

Alaska - 0.3%
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.01%, 9/8/15	4,000	4,000

California - 11.2%
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 9/1/15	9,900	9,900
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.05%, 9/8/15	500	500
California Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/1/15	3,000	3,000
California Statewide Communities Development Authority Gas Supply Revenue VRDB,
0.02%, 9/8/15	30,000	30,000
California Statewide Communities Development Authority MFH Revenue VRDB, South Shore Apartments, Series M,
(FHLB of San Francisco LOC),
0.02%, 9/8/15	6,000	6,000
City of Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	12,000	12,167
Corona California MFH Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.02%, 9/8/15	2,355	2,355
Golden Empire Schools Financing Authority Lease Revenue Refunding Bonds, Kern High School District,
0.22%, 5/1/16	6,000	6,000
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2,
0.07%, 9/8/15	13,000	13,000
Metropolitan Water District of Southern California Revenue Refunding Special VRDB, Series A-2,
0.01%, 9/8/15	12,000	12,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.01%, 9/8/15	3,000	3,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 9/8/15	1,900	1,900
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5,
0.09%, 9/8/15(1)	3,000	3,000
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.03%, 9/8/15	20,300	20,300
State of California G.O. Unlimited VRDB, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/1/15	5,000	5,000
State of California Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.08%, 9/30/15	17,000	17,000
University of California Municipal CP,
0.02%, 9/8/15	15,800	15,800

		160,922

Colorado - 0.3%
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.02%, 9/8/15	4,795	4,795

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
District of Columbia - 0.7%
District of Columbia G.O. Unlimited TRANS,
1.50%, 9/30/15	$10,000	$10,011

Florida - 4.1%
City of Jacksonville Capital Project Revenue VRDB, Series A,
(Bank of America N.A. LOC),
0.02%, 9/8/15	6,785	6,785
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B,
(TD Bank N.A. LOC),
0.01%, 9/1/15	20,000	20,000
Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments,
(FHLMC LOC),
0.01%, 9/8/15	1,350	1,350
Florida MFH Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.01%, 9/8/15	2,400	2,400
Halifax Hospital Medical Center Revenue Refunding & Improvement VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/8/15	3,000	3,000
JEA Electric System Revenue VRDB, Series Three C-1,
0.01%, 9/8/15	6,000	6,000
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	7,000	7,000
RBC Municipal Products, Inc. Trust G.O. Unlimited Floater Certificates Bonds, Series E-56,
(Royal Bank of Canada LOC),
0.11%, 9/3/15(1) (2)	11,995	11,995

		58,530

Georgia - 2.7%
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.01%, 9/1/15	10,610	10,610
Hinesville Housing Authority MFH Adjustable Revenue Bonds, Harbor Square Apartments Project,
(U.S. Treasury Escrowed),
0.50%, 5/1/16	6,000	6,000
Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A1,
(Royal Bank of Canada Gtd.),
0.08%, 10/1/15	20,000	20,000
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.02%, 9/8/15	1,675	1,675

		38,285

Illinois - 6.4%
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.10%, 9/8/15	4,000	4,000
City of Chicago Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.13%, 9/17/15	8,500	8,500
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.17%, 3/10/16	8,000	8,000
Illinois Finance Authority Adjustable Revenue Bonds, Goodman Theatre Project,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/8/15	19,500	19,500
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	3,000	3,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	5,450	5,450
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	6,300	6,300
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project,
(PNC Bank N.A. LOC),
0.03%, 9/8/15	7,100	7,100

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
Illinois - 6.4% continued
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-1,
(PNC Bank N.A. LOC),
0.01%, 9/1/15	$8,000	$8,000
Illinois State Finance Authority Revenue Refunding VRDB, University of Chicago,
0.01%, 9/8/15	10,442	10,442
Illinois State Health Facilities Authority VRDB, Series A, Advocate Health Care Network,
0.35%, 7/21/16	4,670	4,670
Illinois State Health Facilities Finance Authority Revenue VRDB, Series C, Memorial Medical Center,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	2,685	2,685
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Royal Bank of Canada LOC),
0.02%, 9/8/15	3,700	3,700
Peoria, Illinois IDR Bonds, Peoria Production Shop Project,
(JPMorgan Chase Bank N.A. LOC),
0.41%, 9/8/15	145	145

		91,492

Indiana - 0.6%
Indiana Bond Bank Advance Funding Program Fixed Revenue Notes, Series A,
2.00%, 1/5/16	8,520	8,572
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.01%, 9/1/15	195	195

		8,767

Iowa - 3.2%
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.01%, 9/1/15	15,100	15,100
Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools,
(U.S. Bank N.A. LOC),
0.01%, 9/1/15	6,200	6,200
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/1/15	9,415	9,415
Iowa Finance Authority Health Facilities Revenue VRDB, Unity Point Health, Series B2,
(MUFG Union Bank N.A. LOC),
0.01%, 9/8/15	7,300	7,300
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.02%, 9/1/15	8,400	8,400

		46,415

Kansas - 1.7%
City of Leawood G.O. Unlimited Temporary Notes, Series 1,
2.00%, 9/1/16	3,260	3,313
City of Olathe Health Facilities Revenue VRDB, Olathe Med Center,
(Bank of America N.A. LOC),
0.01%, 9/1/15	3,000	3,000
City of Olathe Health Facilities Revenue VRDB, Series B, Olathe Medical Center,
(Bank of America N.A. LOC),
0.01%, 9/1/15	11,100	11,100

Kansas State Health Facilities Development Finance Authority VRDB, Ku Health System, Series J,
(U.S. Bank N.A. LOC),
0.01%, 9/1/15	7,400	7,400

		24,813

Kentucky - 2.0%
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.03%, 9/8/15	290	290
City of Hazard Appalachian Regional Healthcare Revenue BANS,
1.00%, 12/1/15	5,000	5,007
City of Pikeville Revenue Refunding BANS,
1.00%, 3/1/16	5,000	5,015
Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series D1,
1.25%, 7/1/16	9,300	9,363

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
Kentucky - 2.0% continued
Lexington-Fayette Urban County Government Revenue Refunding VRDB, Eastland Parkway,
(FHLB of Cincinnati LOC),
0.17%, 9/8/15	$1,405	$1,405
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.03%, 9/8/15	5,075	5,075
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.03%, 9/8/15	3,105	3,105

		29,260

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	2,000	2,000

Maryland - 1.6%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A,
(MUFG Union Bank N.A. LOC),
0.02%, 9/8/15	7,800	7,800
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily,
(FHLMC LOC),
0.04%, 9/8/15	3,100	3,100
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series A,
0.02%, 9/8/15	7,000	7,000
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series B-3,
0.02%, 9/8/15	5,000	5,000

		22,900

Massachusetts - 2.9%
Massachusetts Health & Educational Facilities Authority Revenue VRDB, Henry Heywood, Series C, Tranche 2,
(TD Bank N.A. LOC),
0.01%, 9/1/15	580	580
Massachusetts School Building Authority Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.03%, 9/2/15	26,250	26,250
(Citibank N.A. LOC),
0.03%, 9/10/15	6,000	6,000
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue VRDB, Series A-2,
0.02%, 9/8/15	8,000	8,000

		40,830

Michigan - 1.6%
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	6,345	6,345
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.01%, 9/8/15	925	925
Michigan State Building Authority Revenue Refunding VRDB, Series I, Facilities Program,
(Citibank N.A. LOC),
0.01%, 9/8/15	10,830	10,830
Michigan State Higher Education Facilities Authority Limited Obligation Revenue Refunding VRDB, University of Detroit Project,
(Comerica Bank LOC),
0.01%, 9/1/15	5,460	5,460

		23,560

Minnesota - 4.1%
City of Bloomington Housing Senior Revenue Refunding VRDB, Presbyterian Homes,
(FHLMC LOC),
0.02%, 9/8/15	10,120	10,120
City of Plymouth MFH Revenue Refunding VRDB, Parkside Apartments Project,
(FNMA LOC),
0.02%, 9/8/15	1,400	1,400

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
Minnesota - 4.1% continued
Clipper Caravel Tax-Exempt Certificate Trust, Clipper Tax-Exempt Revenue Bonds, Series 2009-59, Minnesota,
0.02%, 9/8/15(1)	$25,900	$25,900
Minnesota State Housing Finance Agency MFH Revenue Bonds, Gus Johnson Plaza,
(U.S. Treasury Escrowed),
0.35%, 12/15/15	5,120	5,120
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
1.00%, 12/1/15	6,250	6,262
Minnesota State School Districts Tax & Aid Anticipation Borrowing Program COPS, Series A,
(Minnesota School Districts Tax & Aid Anticipation Borrowing Program Insured),
2.00%, 9/15/15	7,410	7,415
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.02%, 9/8/15	2,790	2,790

		59,007

Mississippi - 0.7%
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health,
0.02%, 9/8/15	9,725	9,725

Missouri - 1.6%
Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School,
(U.S. Bank N.A. LOC),
0.01%, 9/1/15	2,500	2,500
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	3,505	3,505
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
0.01%, 9/1/15	6,995	6,995
Missouri State Health & Educational Facilities Authority Variable Rate Demand Obligations,
0.10%, 9/9/15	10,000	10,000

		23,000

Nevada - 0.2%
County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien,
(Royal Bank of Canada LOC),
0.01%, 9/8/15	3,000	3,000

New Hampshire - 0.9%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital,
(TD Bank N.A. LOC),
0.01%, 9/1/15	11,480	11,480
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.02%, 9/8/15	1,385	1,385

		12,865

New Jersey - 2.3%
BB&T Municipal Trust Revenue Bonds, Series 2047,
0.04%, 9/8/15(1)	310	310
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series E, Lincoln Towers Project,
0.48%, 9/1/16	12,000	12,000
RBC Municipal Products, Inc. Trust G.O. Unlimited Floater Certificates Bonds, Series E-61,
(Royal Bank of Canada LOC),
0.11%, 10/1/15(1) (3)	20,000	20,000

		32,310

New York - 14.3%
City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.01%, 9/1/15	1,500	1,500
City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6,
(Bank of New York Mellon LOC),
0.01%, 9/1/15	17,500	17,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
New York - 14.3% continued
City of New York Adjustable G.O. Unlimited, Series I, Subseries I-5,
(Bank of New York Mellon LOC),
0.01%, 9/1/15	$14,200	$14,200
City of New York G.O. Unlimited Adjustable Bonds, Fiscal 2008, Subseries J-5,
0.01%, 9/1/15	2,000	2,000
City of New York G.O., Series A-5,
(Royal Bank of Canada LOC),
0.01%, 9/1/15	800	800
City of New York G.O., Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.01%, 9/1/15	7,580	7,580
City of New York G.O., Subseries I-8,
0.01%, 9/1/15	2,960	2,960
Erie County Industrial Development Agency VRDB, Canisius High School Buffalo,
(Manufacturers & Traders Trust Co. LOC),
0.02%, 9/8/15	13,870	13,870
Metropolitan Transportation Authority RANS, Subseries A-4,
0.50%, 3/1/16	13,000	13,013
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2,
0.02%, 9/8/15	25,000	25,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Fiscal, Subseries B,
0.01%, 9/1/15	17,390	17,390
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-2,
0.01%, 9/1/15	5,000	5,000
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 9/8/15	4,135	4,135
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Refunding VRDB, Series A-3,
0.01%, 9/1/15	25,335	25,335
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3,
0.01%, 9/1/15	10,600	10,600
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds,
0.01%, 9/1/15	11,600	11,600
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.02%, 9/8/15	2,515	2,515
New York State Housing Finance Agency Revenue VRDB, Series A-1, 625 West 57th Street,
(Bank of New York Mellon LOC),
0.01%, 9/8/15	5,500	5,500
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.02%, 9/8/15	3,350	3,350
Town of North Hempstead G.O. Limited BANS, Series C,
0.50%, 10/2/15	5,000	5,001
Triborough Bridge & Tunnel Authority New York Revenue VRDB,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 9/8/15	13,000	13,000
Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc.,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 9/8/15	2,645	2,645

		204,494

North Carolina - 1.7%
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	100	100

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
North Carolina - 1.7% continued
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	$100	$100
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	4,305	4,305
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	5,900	5,900
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.02%, 9/8/15	2,000	2,000
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.01%, 9/1/15	10,765	10,765
University of North Carolina at Chapel Hill Revenue Bonds, Eagle, Class A,
0.03%, 9/8/15(1)	800	800

		23,970

Ohio - 1.7%
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project,
0.03%, 9/8/15	3,815	3,815
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	9,900	9,900
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480,
0.11%, 9/8/15(1)	10,000	10,000

		23,715

Oregon - 2.6%
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing,
(FNMA LOC),
0.04%, 9/8/15	34,175	34,175
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(MUFG Union Bank N.A. LOC),
0.04%, 9/8/15	2,950	2,950

		37,125

Pennsylvania - 3.9%
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	5,855	5,855
City of Philadelphia G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	5,000	5,071
City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	7,000	7,000
Lancaster Pennsylvania IDA Revenue Bonds, Willow Valley Retirement, Series A,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	9,200	9,200
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 9/8/15	9,090	9,090
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.01%, 9/1/15	2,815	2,815
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series D,
(Assured Guaranty Municipal Corp. Insured),
0.04%, 9/8/15	15,000	15,000
Ridley Pennsylvania School District G.O. VRDB, Series 2009,
(TD Bank N.A. LOC),
0.02%, 9/8/15	2,400	2,400

		56,431

South Carolina - 2.4%
Charleston County School District Development Corp. G.O. Unlimited TANS,
1.50%, 4/1/16	12,000	12,094

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
South Carolina - 2.4% continued
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(Sumitomo Mitsui Banking Corp. LOC),
0.02%, 9/1/15	$21,860	$21,860

		33,954

Tennessee - 0.9%
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	4,115	4,115
Shelby County Tennessee Health Educational & Housing Facilities Board MFH Revenue Refunding VRDB, Providence Place Apartments Project,
(FNMA LOC),
0.02%, 9/8/15	9,445	9,445

		13,560

Texas - 10.0%
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 9/8/15(1)	8,155	8,155
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.01%, 9/8/15(1)	9,765	9,765
Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/8/15	9,175	9,175
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	9,430	9,430
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 9/8/15	2,120	2,120
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.03%, 9/8/15	25,000	25,000
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.03%, 9/8/15	9,900	9,900
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.03%, 9/8/15	4,400	4,400
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.02%, 9/8/15(1)	5,000	5,000
State of Texas Veterans G.O. Unlimited Revenue VRDB, Series A,
0.01%, 9/8/15	5,200	5,200
State of Texas Veterans G.O. Unlimited VRDB, Series A,
0.01%, 9/8/15	15,700	15,700
State of Texas Veterans G.O. Unlimited VRDB, Series B,
0.01%, 9/8/15	21,000	21,000
State of Texas Veterans G.O. VRDB, Series A,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 9/8/15	9,000	9,000
State of Texas Veterans G.O. VRDB, Series B,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 9/8/15	8,000	8,000
Texas Transportation Commission State Highway Fund Revenue Bonds, Series A, Prerefunded First Tier,
(U.S. Treasury Escrowed),
4.38%, 4/1/16	1,290	1,321

		143,166

Utah - 0.8%
Salt Lake City Corp. G.O. Unlimited TRANS,
2.00%, 6/30/16	2,000	2,027

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.2% continued
Utah - 0.8% continued
Utah Water Finance Agency Revenue VRDB, Series B-1,
0.03%, 9/8/15	$10,000	$10,000

		12,027

Virginia - 0.7%
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.02%, 9/8/15	300	300
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.02%, 9/8/15	9,200	9,200

		9,500

Wisconsin - 2.5%
PFA Revenue VRDB, Glenridge Palmer Ranch, Series C,
(Bank of Scotland PLC LOC),
0.03%, 9/1/15	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center Inc.,
(BMO Harris Bank N.A. LOC),
0.01%, 9/1/15	2,815	2,815
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	6,000	6,000
Wisconsin Health & Educational Facilities Authority Variable Rate Demand Obligations,
(JPMorgan Chase Bank N.A. LOC),
0.18%, 1/11/16	5,000	5,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.01%, 9/1/15	700	700
Wisconsin State School Districts Cash Flow Administration Temporary Borrowing Program Revenue Notes, Series A,
1.00%, 10/9/15	10,525	10,534

		35,049

Municipal States Pooled Securities - 1.7%
BB&T Municipal Trust Various States Adjustable Floaters, Series 5000,
(Rabobank LOC),
0.12%, 9/8/15(1)	2,720	2,720
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
0.12%, 9/8/15(1)	2,715	2,715
FHLMC Multifamily Revenue VRDB, Series MO27, Class A,
0.03%, 9/8/15	4,870	4,870
Western Asset Intermediate Municipals Fund, Inc. VRDP, Series 1 (AMT),
0.11%, 9/8/15(1)	14,000	14,000

		24,305

Total Municipal Investments (Cost $1,334,483)		1,334,483

Total Investments - 93.2% (Cost $1,334,483)(4)		1,334,483

Other Assets less Liabilities - 6.8%		97,424

NET ASSETS - 100.0%		$1,431,907

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At August 31, 2015, the value of this restricted illiquid security amounted to $20,000,000 or 1.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
RBC Municipal Products, Inc. Trust G.O. Unlimited Floater Certificates Bonds, Series E-61,
0.11%, 9/8/15	7/2/15	$20,000

(4)	The cost for federal income tax purposes was $1,334,483.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	AUGUST 31, 2015 (UNAUDITED)

At August 31, 2015, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	18.5%
Water & Sewer	11.0
Housing	10.4
Miscellaneous Revenues	8.8
State	8.7
University	6.7
City	5.8
School	5.6
Utility	5.5
All other sectors less than 5%	19.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio(1) (2)	$—	$1,334,483	$—	$1,334,483

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

RANS - Revenue Anticipation Notes

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 65.1%(1)
Federal Farm Credit Bank - 10.4%
FFCB Discount Notes,
0.18%, 9/8/15	$13,000	$13,000
0.23%, 9/18/15	50,000	49,995
0.21%, 10/5/15	11,000	10,998
0.15%, 11/4/15	10,000	9,997
0.20%, 11/20/15	20,000	19,991
0.19%, 1/5/16	4,000	3,997
0.18%, 1/8/16	20,000	19,987
0.19%, 1/11/16	44,000	43,969
0.25%, 1/25/16	6,000	5,994
0.25%, 1/26/16	3,000	2,997
0.27%, 2/9/16	3,000	2,996
FFCB FRN,
0.20%, 9/1/15(2)	13,000	13,003
0.23%, 9/1/15(2)	28,000	28,000
0.19%, 9/2/15(2)	25,000	24,996
0.14%, 9/3/15	13,000	13,000
0.15%, 9/6/15(2)	25,000	24,999
0.17%, 9/6/15(2)	39,000	38,998
0.15%, 9/7/15(2)	15,000	14,999
0.21%, 9/7/15(2)	10,000	10,008
0.18%, 9/9/15(2)	18,000	17,994
0.18%, 9/10/15(2)	20,000	19,999
0.15%, 9/16/15(2)	34,000	33,998
0.21%, 9/18/15(2)	25,000	25,011
0.16%, 9/20/15(2)	10,000	9,999
0.17%, 9/21/15(2)	9,000	8,999
0.23%, 9/22/15	13,000	13,001
0.17%, 9/23/15	23,000	23,000
0.18%, 9/24/15(2)	8,000	7,998
0.18%, 9/26/15(2)	15,000	15,000
0.15%, 9/28/15(2)	20,000	19,999
0.22%, 9/29/15(2)	13,000	13,009
0.16%, 9/30/15(2)	24,000	23,998
0.18%, 9/30/15	31,000	31,000

		614,929

Federal Home Loan Bank - 28.3%
FHLB Bonds,
0.19%, 9/10/15	10,000	10,000
0.20%, 9/25/15	20,000	20,000
0.09%, 10/8/15	31,000	30,999
0.17%, 10/16/15	11,000	11,000
0.18%, 11/6/15	10,000	10,000
0.26%, 1/27/16	19,000	18,999
0.33%, 4/1/16	10,000	9,998
FHLB Discount Notes,
0.09%, 9/9/15	175,000	174,997
0.09%, 9/11/15	96,000	95,998
0.09%, 9/16/15	95,000	94,997
0.10%, 9/16/15	67,000	66,997
0.08%, 9/17/15	121,000	120,995
0.09%, 9/17/15	40,000	39,999
0.10%, 9/18/15	10,000	10,000
0.09%, 9/21/15	12,000	11,999
0.10%, 10/1/15	78,000	77,994
0.19%, 10/14/15	35,000	34,992
0.17%, 10/21/15	13,000	12,997
0.17%, 10/26/15	23,000	22,994
0.10%, 10/28/15	25,000	24,996
0.16%, 11/6/15	69,000	68,980
0.18%, 11/12/15	45,000	44,984
0.19%, 11/13/15	10,000	9,996
0.17%, 11/23/15	11,000	10,996
0.20%, 11/25/15	97,000	96,955
0.20%, 12/1/15	25,000	24,987
0.19%, 12/9/15	33,000	32,983
0.16%, 1/4/16	50,000	49,973
0.23%, 2/2/16	15,000	14,985
0.30%, 2/12/16	13,000	12,982
0.28%, 2/23/16	13,000	12,982
FHLB FRN,
0.19%, 9/2/15(2)	30,000	30,000
0.14%, 9/17/15(2)	50,000	50,000
0.15%, 9/20/15(2)	18,000	17,999
0.19%, 9/21/15(2)	30,000	30,000
0.20%, 9/21/15(2)	13,000	12,999
0.15%, 9/23/15(2)	53,000	53,000
0.20%, 9/23/15(2)	23,000	23,000
0.15%, 9/24/15(2)	6,000	5,999
0.17%, 9/27/15(2)	31,000	31,000
0.18%, 11/7/15(2)	21,000	20,995
0.18%, 11/10/15(2)	38,000	37,991
0.18%, 11/13/15(2)	30,000	29,993
0.19%, 11/17/15(2)	50,000	49,988

		1,674,718

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 65.1%(1) continued
Federal Home Loan Mortgage Corporation - 11.9%
FHLMC Discount Notes,
0.01%, 9/1/15	$75,000	$75,000
0.13%, 9/2/15	30,000	30,000
0.14%, 9/17/15	50,000	49,997
0.10%, 10/1/15	52,000	51,996
0.28%, 2/22/16	25,000	24,966
FHLMC FRN,
0.18%, 9/12/15(2)	89,000	89,036
0.20%, 9/12/15(2)	45,000	44,994
0.20%, 9/13/15(2)	20,000	19,997
0.18%, 9/16/15(2)	200,000	200,003
0.14%, 9/17/15(2)	40,000	40,000
0.16%, 9/18/15(2)	30,000	29,998
0.20%, 9/21/15(2)	50,000	49,995

		705,982

Federal National Mortgage Association - 14.5%
FNMA Bonds,
0.50%, 9/28/15	13,337	13,341
0.50%, 10/22/15	31,200	31,214
FNMA Discount Notes,
0.09%, 9/1/15	131,502	131,502
0.13%, 9/14/15	77,000	76,996
0.10%, 10/1/15	131,502	131,486
0.17%, 11/16/15	25,000	24,991
0.21%, 1/4/16	54,000	53,961
0.23%, 1/4/16	68,000	67,946
0.21%, 1/14/16	10,000	9,992
0.24%, 1/25/16	25,000	24,976
0.25%, 2/1/16	94,000	93,900
0.26%, 2/8/16	65,000	64,925
0.30%, 3/1/16	19,000	18,971
FNMA FRN,
0.19%, 9/21/15(2)	92,000	92,004
0.21%, 9/26/15(2)	25,000	24,996

		861,201

Total U.S. Government Agencies (Cost $3,856,830)		3,856,830

U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury Bills - 4.3%
0.11%, 9/17/15	29,000	28,999
0.15%, 9/17/15	29,000	28,998
0.14%, 10/1/15	31,000	30,996
0.11%, 1/21/16	23,000	22,989
0.12%, 1/21/16	30,000	29,986
0.13%, 1/21/16	30,000	29,985
0.18%, 2/25/16	49,000	48,957
0.27%, 3/3/16	30,000	29,959

		250,869

U.S. Treasury Floating Rate Notes - 1.7%
0.10%, 9/1/15(2)	58,000	57,977
0.12%, 9/1/15(2)	23,000	23,000
0.13%, 9/1/15(2)	21,000	20,998

		101,975

Total U.S. Government Obligations (Cost $352,844)		352,844

Investments, at Amortized Cost ($4,209,674)		4,209,674

REPURCHASE AGREEMENTS - 31.9%
Joint Repurchase Agreements - 1.9%(3)
Bank of America Securities LLC, dated 8/31/15, repurchase price $58,258
0.07%, 9/8/15	58,257	58,257
Societe Generale, New York Branch, dated 8/31/15, repurchase price $58,258
0.08%, 9/8/15	58,257	58,257

		116,514

Repurchase Agreements - 30.0%(4)
Bank of America N.A., dated 8/31/15, repurchase price $1,145,004
0.13%, 9/1/15	1,145,000	1,145,000
BNP Paribas Securities Corp., dated 8/31/15, repurchase price $300,003
0.08%, 9/4/15	300,000	300,000
BNP Paribas Securities Corp., dated 8/31/15, repurchase price $60,000
0.14%, 9/1/15	60,000	60,000
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $204,394
0.14%, 9/1/15	204,393	204,393

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 31.9% continued
Repurchase Agreements - 30.0%(4) continued
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $66,457
0.13%, 9/1/15	$66,457	$66,457

		1,775,850

Total Repurchase Agreements (Cost $1,892,364)		1,892,364

Total Investments - 103.0% (Cost $6,102,038)(5)		6,102,038

Liabilities less Other Assets - (3.0)%		(178,088)

NET ASSETS - 100.0%		$5,923,950

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$59,109	2.38% - 3.13%	1/15/25 - 8/15/44
U.S. Treasury Notes	$59,139	1.63% - 2.25%	7/31/19 - 3/31/21

Total	$118,248

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$106,981	0.00% - 5.75%	9/11/15 - 3/14/36
FHLMC	$420,160	0.00% - 8.00%	9/2/15 - 9/1/45
FNMA	$1,159,728	0.00% - 8.50%	9/15/15 - 11/1/47
GNMA	$70,265	3.00% - 7.80%	8/15/20 - 4/15/56
TVA	$1,080	2.88% - 4.50%	4/1/18 - 9/15/24
U.S. Treasury Bonds	$429	0.00% - 3.56%	2/15/28 - 11/15/44
U.S. Treasury Notes	$67,787	0.75% - 2.00%	6/30/17 - 2/15/25

Total	$1,826,430

(5)	The cost for federal income tax purposes was $6,102,038.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1) (2)	$—	$6,102,038	$—	$6,102,038

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 72.2%(1)
Federal Farm Credit Bank - 26.2%
FFCB Bonds,
0.19%, 9/9/15	$32,025	$32,026
0.25%, 9/10/15	100,000	100,003
0.55%, 9/16/15	15,000	15,002
0.18%, 10/16/15	38,500	38,503
0.23%, 10/21/15	55,000	55,008
FFCB Discount Notes,
0.01%, 9/1/15	100,000	100,000
0.15%, 9/1/15	25,000	25,000
0.06%, 9/2/15	65,000	65,000
0.06%, 9/8/15	50,000	49,999
0.18%, 9/8/15	43,000	42,999
0.06%, 9/10/15	39,000	38,999
0.16%, 9/10/15	100,000	99,997
0.06%, 9/11/15	15,500	15,500
0.23%, 9/18/15	50,000	49,995
0.07%, 9/21/15	50,000	49,997
0.16%, 9/21/15	22,255	22,254
0.11%, 10/15/15	50,000	49,993
0.10%, 10/16/15	25,000	24,997
0.19%, 10/20/15	42,000	41,989
0.19%, 10/23/15	15,000	14,996
0.12%, 11/3/15	15,000	14,995
0.19%, 11/3/15	55,000	54,983
0.15%, 11/4/15	35,000	34,991
0.20%, 11/6/15	25,000	24,991
0.09%, 11/9/15	15,000	14,997
0.10%, 11/10/15	10,000	9,998
0.20%, 11/20/15	35,000	34,984
0.18%, 11/23/15	30,000	29,987
0.20%, 12/4/15	25,000	24,987
0.19%, 1/4/16	25,000	24,983
0.19%, 1/5/16	17,000	16,989
0.19%, 1/6/16	10,000	9,993
0.17%, 1/7/16	35,000	34,975
0.23%, 1/7/16	30,000	29,979
0.18%, 1/8/16	40,000	39,973
0.21%, 1/8/16	15,000	14,990
0.21%, 1/12/16	25,000	24,978
0.25%, 1/12/16	75,000	74,934
0.23%, 1/19/16	13,000	12,988
0.24%, 1/19/16	15,000	14,986
0.25%, 1/25/16	25,000	24,975
0.25%, 1/26/16	12,000	11,988
0.27%, 2/9/16	9,000	8,989
0.32%, 3/22/16	45,000	44,919
0.39%, 6/16/16	43,000	42,869

FFCB FRN,
0.17%, 9/1/15	78,000	78,000
0.20%, 9/1/15(2)	43,000	43,010
0.22%, 9/1/15(2)	63,000	63,015
0.25%, 9/1/15(2)	30,000	30,015
0.26%, 9/1/15(2)	66,800	66,831
0.15%, 9/2/15(2)	25,000	24,999
0.19%, 9/2/15(2)	88,000	87,987
0.22%, 9/2/15(2)	26,000	26,011
0.14%, 9/3/15	105,000	105,000
0.17%, 9/3/15(2)	92,000	91,999
0.00%, 9/4/15(2)	107,000	106,991
0.14%, 9/4/15	125,000	125,000
0.16%, 9/6/15(2)	67,000	66,995
0.17%, 9/6/15(2)	80,000	80,001
0.18%, 9/6/15(2)	37,500	37,514
0.21%, 9/6/15(2)	120,000	120,034
0.15%, 9/7/15(2)	75,000	74,997
0.21%, 9/7/15(2)	40,000	40,032
0.18%, 9/9/15(2)	20,000	19,999
0.16%, 9/10/15(2)	75,000	75,000
0.18%, 9/10/15(2)	70,000	69,995
0.19%, 9/10/15(2)	146,000	146,007
0.24%, 9/10/15(2)	34,500	34,508
0.14%, 9/14/15(2)	20,000	19,999
0.20%, 9/14/15(2)	102,000	102,072
0.21%, 9/14/15(2)	53,500	53,526
0.15%, 9/15/15	208,000	208,000
0.18%, 9/15/15(2)	150,000	149,997
0.25%, 9/15/15(2)	20,000	20,022
0.15%, 9/16/15(2)	125,000	124,993
0.21%, 9/17/15(2)	25,000	25,006
0.21%, 9/19/15(2)	25,000	25,013
0.16%, 9/20/15(2)	38,000	37,997
0.17%, 9/20/15(2)	449,000	448,986
0.22%, 9/20/15(2)	65,000	65,035
0.27%, 9/20/15(2)	15,428	15,437
0.17%, 9/21/15(2)	33,000	32,997
0.17%, 9/22/15	100,000	100,004
0.19%, 9/22/15(2)	122,000	121,985

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 72.2%(1) continued
Federal Farm Credit Bank - 26.2% continued
0.23%, 9/22/15	$23,428	$23,429
0.17%, 9/23/15(2)	80,000	79,997
0.18%, 9/23/15(2)	56,000	56,000
0.17%, 9/24/15(2)	56,000	55,995
0.18%, 9/24/15(2)	28,000	27,993
0.25%, 9/24/15(2)	13,500	13,505
0.15%, 9/26/15(2)	69,000	68,999
0.18%, 9/26/15(2)	43,000	42,999
0.20%, 9/26/15(2)	85,000	85,011
0.15%, 9/28/15(2)	72,000	71,997
0.22%, 9/29/15(2)	25,000	25,018
0.16%, 9/30/15(2)	82,000	81,994
0.18%, 9/30/15	83,000	83,000
0.14%, 10/1/15(2)	50,000	50,000

		5,541,624

Federal Home Loan Bank - 42.0%
FHLB Bonds,
0.19%, 9/10/15	40,000	40,000
0.20%, 9/15/15	535,000	535,025
0.20%, 9/25/15	27,000	27,000
0.09%, 10/8/15	112,000	111,998
0.16%, 10/13/15	128,000	127,997
0.17%, 10/16/15	42,000	41,999
0.17%, 11/6/15	128,000	127,994
0.18%, 11/6/15	42,000	41,999
0.13%, 11/18/15	41,000	40,993
0.22%, 11/23/15	27,000	27,000
0.22%, 12/4/15	34,000	34,000
0.23%, 1/8/16	20,000	19,997
0.34%, 1/25/16	17,000	17,004
0.25%, 1/26/16	32,970	32,966
0.26%, 1/27/16	147,500	147,488
0.33%, 4/1/16	65,000	64,986
0.38%, 8/3/16	45,000	44,984
FHLB Discount Notes,
0.06%, 9/2/15	440,000	439,999
0.09%, 9/9/15	577,000	576,989
0.11%, 9/9/15	44,000	43,999
0.06%, 9/10/15	210,000	209,997
0.06%, 9/11/15	72,278	72,276
0.09%, 9/11/15	448,300	448,289
0.10%, 9/11/15	43,000	42,999
0.07%, 9/15/15	340,000	339,991
0.08%, 9/16/15	210,000	209,992
0.09%, 9/16/15	400,000	399,985
0.09%, 9/17/15	40,000	39,999
0.20%, 9/17/15	47,125	47,126
0.10%, 9/18/15	25,000	24,999
0.09%, 9/21/15	225,000	224,989
0.10%, 9/23/15	50,000	49,997
0.10%, 10/1/15	272,000	271,977
0.09%, 10/14/15	45,000	44,991
0.19%, 10/14/15	128,000	127,975
0.09%, 10/16/15	365,000	364,958
0.10%, 10/16/15	98,500	98,489
0.10%, 10/21/15	200,000	199,969
0.17%, 10/21/15	47,000	46,993
0.17%, 10/26/15	82,000	81,979
0.10%, 10/28/15	25,000	24,996
0.13%, 10/30/15	130,710	130,683
0.16%, 11/6/15	272,800	272,720
0.18%, 11/12/15	194,400	194,332
0.19%, 11/13/15	35,000	34,987
0.17%, 11/23/15	37,200	37,185
0.20%, 11/30/15	3,000	2,999
0.19%, 12/9/15	117,000	116,939
0.19%, 12/15/15	161,500	161,411
0.16%, 1/4/16	50,000	49,973
0.23%, 1/29/16	40,000	39,962
0.23%, 2/2/16	45,000	44,956
0.28%, 2/8/16	21,000	20,974
0.30%, 2/12/16	46,000	45,937
0.27%, 2/16/16	168,000	167,788
0.28%, 2/23/16	45,000	44,939
0.29%, 2/26/16	73,220	73,115
0.29%, 3/3/16	25,000	24,964
FHLB FRN,
0.19%, 9/2/15(2)	60,000	60,000
0.18%, 9/11/15(2)	40,000	39,999
0.14%, 9/14/15(2)	195,000	195,000
0.15%, 9/18/15(2)	215,000	215,000
0.15%, 9/20/15(2)	50,000	49,998
0.19%, 9/21/15(2)	36,000	36,000
0.20%, 9/21/15(2)	47,000	46,995
0.20%, 9/23/15(2)	40,000	40,000
0.15%, 9/24/15(2)	24,000	23,998
0.14%, 9/26/15(2)	90,000	89,996
0.17%, 9/27/15(2)	107,000	107,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 72.2%(1) continued
Federal Home Loan Bank - 42.0% continued
0.18%, 9/28/15(2)	$64,000	$64,000
0.18%, 11/7/15(2)	78,000	77,982
0.18%, 11/10/15(2)	143,000	142,967
0.18%, 11/13/15(2)	100,000	99,978
0.19%, 11/17/15(2)	175,000	174,959
0.21%, 11/26/15(2)	36,500	36,496

		8,881,615

Tennessee Valley Authority - 4.0%
TVA Discount Notes,
0.06%, 9/1/15	174,873	174,873
0.06%, 9/2/15	275,000	274,999
0.07%, 9/8/15	190,000	189,998
0.07%, 9/15/15	214,000	213,995

		853,865

Total U.S. Government Agencies (Cost $15,277,104)		15,277,104

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bills - 3.8%
0.11%, 9/17/15	123,000	122,994
0.12%, 9/17/15	100,000	99,994
0.15%, 9/17/15	123,000	122,993
0.14%, 10/1/15	15,000	14,998
0.10%, 1/14/16	29,000	28,989
0.11%, 1/21/16	86,000	85,959
0.12%, 1/21/16	110,000	109,947
0.13%, 1/21/16	110,000	109,947
0.27%, 3/3/16	110,000	109,850

		805,671

U.S. Treasury Floating Rate Notes - 3.0%
0.10%, 9/1/15(2)	373,345	373,271
0.12%, 9/1/15(2)	164,000	164,000
0.13%, 9/1/15(2)	90,000	89,994

		627,265

Total U.S. Government Obligations (Cost $1,432,936)		1,432,936

Investments, at Amortized Cost (Cost $16,710,040)		16,710,040

REPURCHASE AGREEMENTS - 22.3%(3)
Repurchase Agreements - 22.3%
Bank of America N.A., dated 8/31/15, repurchase price $400,001
0.13%, 9/1/15	400,000	400,000
Bank of Nova Scotia, dated 8/31/15, repurchase price $400,002
0.15%, 9/1/15	400,000	400,000
BNP Paribas Securities Corp., dated 8/31/15, repurchase price $125,000
0.14%, 9/1/15	125,000	125,000
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $200,000
0.07%, 9/1/15	200,000	200,000
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $33,333
0.13%, 9/1/15	33,333	33,333
Credit Suisse Securities, dated 8/31/15, repurchase price $162,388
0.13%, 9/1/15	162,387	162,387
Federal Reserve Bank of New York, dated 8/31/15, repurchase price $1,550,002
0.05%, 9/1/15	1,550,000	1,550,000
JPMorgan Securities LLC, dated 8/31/15, repurchase price $375,001
0.14%, 9/1/15	375,000	375,000
JPMorgan Securities LLC, dated 8/31/15, repurchase price $500,002
0.13%, 9/1/15	500,000	500,000
JPMorgan Securities LLC, dated 8/31/15, repurchase price $750,003
0.12%, 9/1/15	750,000	750,000
Societe Generale, New York Branch, dated 8/31/15, repurchase price $215,001
0.14%, 9/1/15	215,000	215,000

		4,710,720

Total Repurchase Agreements (Cost $4,710,720)		4,710,720

Total Investments - 101.3% (Cost $21,420,760)(4)		21,420,760

Liabilities less Other Assets - (1.3)%		(278,067)

NET ASSETS - 100.0%		$21,142,693

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	AUGUST 31, 2015 (UNAUDITED)

(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$82,265	0.00% - 5.63%	9/25/15 - 3/14/36
FHLMC	$182,256	0.00% - 6.75%	10/27/15 - 3/1/45
FNMA	$1,160,762	0.00% - 8.20%	11/16/15 - 10/1/47
GNMA	$54,134	3.50% - 5.39%	7/20/36 - 5/20/60
TVA	$951	2.88%	9/15/24
U.S. Treasury Bills	$37,733	0.14%	1/28/16
U.S. Treasury Bonds	$183,389	2.21% - 3.00%	2/15/32 - 5/15/45
U.S. Treasury Notes	$3,084,254	0.13% - 2.63%	1/31/16 - 8/15/22

Total	$4,785,744

(4)	The cost for federal income tax purposes was $21,420,760.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$21,420,760	$—	$21,420,760

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7%
Alabama - 0.2%
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.04%, 9/8/15	$11,300	$11,300

Alaska - 0.4%
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.01%, 9/8/15	17,000	17,000

Arkansas - 0.3%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.02%, 9/8/15	5,810	5,810
Benton County Public Facilities Board MFH Revenue Refunding VRDB, Bentonville Apartments, Series A,
(FHLMC LOC),
0.04%, 9/8/15	6,900	6,900

		12,710

California - 8.2%
Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.02%, 9/8/15	7,200	7,200
BB&T Municipal Trust Various States G.O., Floaters, Series 2048,
0.03%, 9/8/15(1)	16,495	16,495
BB&T Municipal Trust Various States G.O., Floaters, Series 2049,
(Branch Banking & Trust Co. LOC),
0.05%, 9/8/15(1)	11,375	11,375
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 9/1/15	14,450	14,450
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series F-R (AMT),
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 9/8/15	7,800	7,800
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series F-R (AMT),
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 9/8/15	26,855	26,855
California State Housing Finance Agency Home Mortgage Revenue VRDB, Series K-R (AMT),
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 9/8/15	10,055	10,055
California Statewide Communities Development Authority MFH Revenue VRDB, David Avenue Apartments, Series WW,
(FHLMC LOC),
0.03%, 9/8/15	5,300	5,300
California Statewide Communities Development Authority MFH Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.02%, 9/8/15	3,000	3,000
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.01%, 9/8/15	4,000	4,000
California Statewide Communities Development Authority Revenue VRDB, Series OO, Imperial Park Apartments,
(FHLMC LOC),
0.03%, 9/8/15	4,000	4,000
City & County of San Francisco California MFH Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.02%, 9/8/15	15,000	15,000
City of Fresno California MFH Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.02%, 9/8/15	1,805	1,805
City of Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	35,000	35,486
City of Oceanside California MFH Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.02%, 9/8/15	2,350	2,350

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
California - 8.2% continued
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.05%, 9/8/15	$15,000	$15,000
City of San Jose MFH Revenue VRDB, Series F, Villa Monterey Apartments,
(FNMA LOC),
0.03%, 9/8/15	8,000	8,000
County of Riverside G.O. Limited TRANS,
2.00%, 6/30/16	3,000	3,042
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.02%, 9/8/15	8,730	8,730
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250,
(U.S. Bank N.A. LOC),
0.01%, 9/1/15	8,000	8,000
Livermore Refunding VRDB, 2008 Government COPS,
(U.S. Bank N.A. LOC),
0.01%, 9/8/15	4,050	4,050
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2,
0.01%, 9/8/15	22,000	22,000
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1,
0.01%, 9/8/15	5,000	5,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.01%, 9/8/15	7,500	7,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 9/8/15	1,000	1,000
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.03%, 9/8/15	8,800	8,800
Sacramento County California MFH Revenue VRDB, Series B, River Pointe Apartments,
(FNMA LOC),
0.02%, 9/8/15	3,000	3,000
Sacramento Transportation Authority Measure A Sales Tax Revenue Refunding VRDB, Measure A,
0.01%, 9/8/15	24,000	24,000
San Diego Unified School District G.O. Limited TRANS, Series A,
2.00%, 6/30/16	5,200	5,274
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.02%, 9/8/15	16,100	16,100
San Francisco City & County Redevelopment Agency MFH Revenue Refunding VRDB, Series B-2, Fillmore Center,
(FHLMC Gtd.),
0.04%, 9/8/15	6,750	6,750
State of California Department of Water Resources Municipal Interest Bearing CP,
(Bank of Montreal Gtd.),
0.06%, 9/9/15	8,110	8,110
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.01%, 9/1/15	40,200	40,200
State of California Municipal Interest Bearing CP,
(Wells Fargo & Co. LOC),
0.06%, 11/2/15	8,000	8,000
University of California VRDB, General Series AL-1,
0.01%, 9/8/15	14,800	14,800

		382,527

Colorado - 2.2%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.01%, 9/8/15	400	400
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.02%, 9/8/15	11,715	11,715

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Colorado - 2.2% continued
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	$1,605	$1,605
Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	24,000	24,000
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor,
(U.S. Bank N.A. LOC),
0.04%, 9/8/15	6,095	6,095
Colorado MFH & Finance Authority Revenue Bonds, Class I-A2 (AMT),
0.04%, 9/8/15	10,785	10,785
Colorado Springs Utilities Revenue Refunding VRDB,
0.02%, 9/8/15	8,500	8,500
Colorado State HFA SFM Revenue VRDB (AMT),
0.04%, 9/8/15	24,010	24,010
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series C-11,
(Royal Bank of Canada LOC),
0.09%, 9/8/15(1) (2)	17,580	17,580

		104,690

Connecticut - 0.6%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.02%, 9/8/15	4,000	4,000
Connecticut State Health & Educational Facility Authority Adjustable Revenue Bonds, Series U, Yale University,
0.01%, 9/8/15	16,000	16,000
Connecticut State HFA Housing Mortgage Finance Program Revenue Refunding VRDB, Subseries C-3,
0.01%, 9/8/15	7,500	7,500

		27,500

District of Columbia - 2.7%
District of Columbia G.O. Unlimited TRANS,
1.50%, 9/30/15	40,000	40,044
District of Columbia G.O., ROCS-RR-II-R- 11180WF,
(Wells Fargo & Co. Gtd.),
0.04%, 9/8/15(1)	16,470	16,470
District of Columbia MFH Finance Agency Collateralized Revenue Bonds, Metro Village Apartments Project,
(U.S. Treasury Escrowed),
0.50%, 8/1/16	17,800	17,800
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 9/8/15	8,165	8,165
District of Columbia University Revenue VRDB, Series B-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	16,350	16,350
District of Columbia University Revenue VRDB, Series C-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	21,500	21,500
District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2,
0.01%, 9/8/15	7,000	7,000

		127,329

Florida - 5.0%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.02%, 9/8/15	27,270	27,270
County of Miami-Dade County Aviation Adjustable Revenue Bonds, Eagle-20130016, Class A,
(Columbia Insurance Co. Insured),
0.05%, 9/8/15(1)	11,500	11,500
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B,
(TD Bank N.A. LOC),
0.01%, 9/1/15	5,395	5,395
Florida Housing Finance Corp. Multifamily Mortgage Revenue Refunding VRDB, Series 2004, Maitland Apartments,
(FHLMC LOC),
0.02%, 9/8/15	17,075	17,075

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Florida - 5.0% continued
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments,
(FHLB of San Francisco LOC),
0.02%, 9/8/15	$6,755	$6,755
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments,
(FHLMC LOC),
0.02%, 9/8/15	15,310	15,310
Florida MFH Finance Corp. Mortgage Revenue Refunding Bonds, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.01%, 9/8/15	2,800	2,800
Halifax Hospital Medical Center Revenue Refunding & Improvement VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/8/15	10,160	10,160
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.02%, 9/8/15	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.02%, 9/8/15	36,200	36,200
JEA Electric System Revenue VRDB, Series Three-B-3,
0.01%, 9/8/15	9,400	9,400
JEA Electric System Revenue VRDB, Series Three C-1,
0.01%, 9/8/15	16,945	16,945
Lee County Florida HFA MFH Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project,
(FNMA LOC),
0.03%, 9/8/15	11,485	11,485
Orange County Florida Housing Financial Authority MFH Revenue Refunding Bonds, Post Lake Apartments Project,
(FNMA LOC),
0.03%, 9/8/15	28,100	28,100
Orange County HFA MFH Adjustable Revenue Bonds, Series B, Lakeside Pointe Apartments,
(FNMA Insured),
0.05%, 9/8/15	6,530	6,530
Orange County Multifamily HFA Revenue VRDB, Marbella Cove, Series B, (FHLB of San Francisco LOC),
0.05%, 9/8/15	4,185	4,185
Osceola County HFA MFH Adjustable Revenue Bonds, Series A, Arrow Ridge Apartments,
0.02%, 9/8/15	4,335	4,335
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series A,
(Bank of New York Mellon LOC),
0.02%, 9/8/15	9,700	9,700

		233,145

Georgia - 1.1%
Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.08%, 9/8/15	4,795	4,795
Cobb County Georgia Housing Authority MFH Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association,
(FHLMC LOC),
0.02%, 9/8/15	5,390	5,390
DeKalb County Georgia MFH Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.04%, 9/8/15	11,700	11,700
East Point Housing Authority MFH Revenue VRDB, Robins Creste Apartments Project,
(FHLMC LOC),
0.08%, 9/8/15	6,640	6,640
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.01%, 9/1/15	4,800	4,800
Hinesville Housing Authority MFH Adjustable Revenue Bonds, Harbor Square Apartments Project,
(U.S. Treasury Escrowed),
0.50%, 5/1/16	10,000	10,000

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Georgia - 1.1% continued
Richmond County Development Authority MFH Revenue Bonds, Stonegate Club Apartments Project,
(FNMA LOC),
0.03%, 9/8/15	$7,915	$7,915

		51,240

Hawaii - 0.1%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15(1)	3,980	3,980
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau,
(FHLMC LOC),
0.02%, 9/8/15	3,075	3,075

		7,055

Idaho - 0.6%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	9,055	9,055
State of Idaho G.O. Unlimited TANS,
2.00%, 6/30/16	19,000	19,268

		28,323

Illinois - 7.7%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project,
(BMO Harris Bank N.A. LOC),
0.09%, 9/8/15	3,210	3,210
Bridgeview Illinois G.O. Refunding VRDB, Series C,
(BMO Harris Bank N.A. LOC),
0.04%, 9/8/15	10,000	10,000
Chicago Illinois State MFH Development Finance Authority Revenue VRDB, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.04%, 9/8/15	6,100	6,100
Chicago Midway Airport Refunding VRDB, Second Lien (AMT),
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	41,570	41,570
Chicago Midway International Airport Revenue VRDB, Series C-1, Second Lien (AMT),
(Bank of Montreal LOC),
0.05%, 9/8/15	43,920	43,920
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.10%, 9/8/15	15,000	15,000
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project,
(Comerica Bank LOC),
0.03%, 9/8/15	4,735	4,735
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.01%, 9/1/15	1,600	1,600
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project,
(BMO Harris Bank N.A. LOC),
0.04%, 9/8/15	5,475	5,475
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.09%, 9/8/15	1,205	1,205
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College,
(BMO Harris Bank N.A. LOC),
0.02%, 9/8/15	5,690	5,690
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.17%, 3/10/16	22,265	22,265
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	7,500	7,500
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project,
(FHLMC LOC),
0.04%, 9/8/15	4,700	4,700
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	5,000	5,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Illinois - 7.7% continued
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	$11,090	$11,090
Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	14,600	14,600
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2,
(PNC Bank N.A. LOC),
0.01%, 9/1/15	8,000	8,000
Illinois MFH Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.04%, 9/8/15	2,135	2,135
Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	19,200	19,200
Illinois State Finance Authority Industrial Development VRDB, Durex Industries Project,
(U.S. Bank N.A. LOC),
0.15%, 9/8/15	2,750	2,750
Illinois State Finance Authority MFH Revenue VRDB, Autumn Ridge Apartments, Series A,
(FHLMC LOC),
0.02%, 9/8/15	4,575	4,575
Illinois State Finance Authority Revenue VRDB, E-Carle Foundation, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	10,000	10,000
Illinois State Finance Authority Revenue VRDB, Subseries C3B, Advocate Health,
0.35%, 7/21/16	5,245	5,245
Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.02%, 9/8/15	22,000	22,000
Illinois State Health Facilities Finance Authority VRDB, Riverside Health System,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	5,800	5,800
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B,
(Assured Guaranty Municipal Corp. Insured),
0.03%, 9/8/15	41,350	41,350
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project,
(FHLB of Des Moines LOC),
0.04%, 9/8/15	1,600	1,600
Southwestern Illinois Development Authority Solid Waste Disposal Revenue VRDB, Series B, Center Ethanol,
(FHLB of Des Moines LOC),
0.04%, 9/8/15	7,370	7,370
State of Illinois G.O. Unlimited VRDB, Series B-4,
(State Street Bank & Trust Co. LOC),
0.01%, 9/8/15	14,600	14,600
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.02%, 9/8/15	10,850	10,850

		359,135

Indiana - 3.9%
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments,
(FHLB of Indianapolis LOC),
0.03%, 9/8/15	8,000	8,000
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association,
(Wells Fargo Bank N.A. LOC),
0.14%, 9/8/15	600	600
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.01%, 9/1/15	9,580	9,580
Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.02%, 9/8/15	6,000	6,000

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Indiana - 3.9% continued
Posey County Economic Development Revenue Refunding Bonds, Midwest Fertilizer Corp.,
(U.S. Treasury Escrowed),
0.25%, 11/3/15	$150,000	$150,000
RBC Municipal Products, Inc. Revenue Bonds, Series E-23,
(Royal Bank of Canada LOC),
0.02%, 9/8/15(1)	8,500	8,500

		182,680

Iowa - 1.2%
Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.03%, 9/8/15	22,510	22,510
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	6,100	6,100
Iowa Finance Authority Revenue VRDB, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.03%, 9/8/15	7,715	7,715
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.02%, 9/1/15	8,080	8,080
Iowa State Finance Authority SFM Revenue VRDB, Series B, Mortgage-Backed Securities Program,
0.03%, 9/8/15	13,300	13,300

		57,705

Kansas - 0.8%
Kansas State Development Finance Authority MFH Revenue Bonds, Series C, The Clusters Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 2/1/16	2,600	2,600
Kansas State Development Finance Authority MFH Revenue VRDB, Series K, Tree House Apartments,
(U.S. Bank N.A. LOC),
0.04%, 9/8/15	10,000	10,000
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project,
(FHLMC LOC),
0.02%, 9/8/15	16,000	16,000
University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System,
(U.S. Bank N.A. LOC),
0.01%, 9/1/15	8,395	8,395

		36,995

Kentucky - 1.5%
Boone County Kentucky Revenue Refunding VRDB, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.02%, 9/8/15	15,720	15,720
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.03%, 9/8/15	4,465	4,465
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments,
(FNMA LOC),
0.03%, 9/8/15	10,000	10,000
Louisville & Jefferson County Regional Airport Authority Revenue VRDB, Series A, UPS Worldwide Forwarding,
0.01%, 9/1/15	280	280
Louisville Regional Airport Authority Special Facilities Adjustable Revenue Bonds, Series A, BT-OH LLC Project,
(United Parcel Services, Inc. Gtd.),
0.01%, 9/1/15	21,200	21,200
Louisville/Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc.,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	8,000	8,000
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.03%, 9/8/15	6,373	6,373

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Kentucky - 1.5% continued
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.03%, 9/8/15	$1,995	$1,995

		68,033

Louisiana - 1.6%
East Baton Rouge Parish IDB Revenue VRDB, ExxonMobil Project, Series B,
0.01%, 9/1/15	12,200	12,200
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.04%, 9/8/15	12,380	12,380
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A,
(FHLB of Dallas LOC),
0.02%, 9/8/15	5,305	5,305
Louisiana Local Government Environmental Facilities & Community VRDB, Series B,
(FHLB of Dallas LOC),
0.02%, 9/8/15	10,635	10,635
Louisiana Public Facilities Authority MFH Revenue Refunding VRDB, Linlake Ventures Project,
(FHLMC LOC),
0.02%, 9/8/15	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily,
(FNMA LOC),
0.03%, 9/8/15	8,900	8,900
Louisiana State Local Government Environmental Facilities & Community Development Authority Adjustable Revenue Bonds, Fairview Crossing Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 12/1/15	10,000	10,000
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB,
(FHLB of Dallas LOC),
0.02%, 9/8/15	8,400	8,400

		75,820

Maryland - 2.0%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercy Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.02%, 9/8/15	20,370	20,370
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E,
(Bank of Montreal LOC),
0.02%, 9/8/15	20,500	20,500
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	10,070	10,070
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, MFH, Kirkwood,
(FHLMC LOC),
0.02%, 9/8/15	8,000	8,000
Maryland State Health & Higher Educational Facilities Authority Adjustable Revenue Bonds, Series D, Pooled Loan Program,
(Bank of America N.A. LOC),
0.04%, 9/8/15	14,300	14,300
Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport,
(Wells Fargo Bank N.A. LOC),
0.03%, 9/8/15	20,400	20,400

		93,640

Massachusetts - 1.8%
Massachusetts Development Finance Agency Housing Revenue VRDB, Cordis Mills LLC,
(FNMA Insured),
0.05%, 9/8/15	9,850	9,850
Massachusetts Health & Educational Facilities Authority Adjustable Revenue Bonds, Series K, Baystate Medical Center,
(Bank of America N.A. LOC),
0.01%, 9/8/15	4,500	4,500
Massachusetts State Bay Transportation Authority Sales Tax Revenue VRDB, Series A-1,
0.01%, 9/8/15	18,000	18,000

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Massachusetts - 1.8% continued
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue VRDB, Series A-2,
0.02%, 9/8/15	$23,000	$23,000
Massachusetts State Development Finance Agency MFH Revenue Refunding VRDB, Kensington Project,
(FNMA LOC),
0.06%, 9/8/15	13,650	13,650
Massachusetts State Water Resources Authority General Revenue VRDB, Series E,
0.03%, 9/8/15	3,000	3,000
Massachusetts State Water Resources Authority General Revenue VRDB, Series F,
0.01%, 9/8/15	12,450	12,450

		84,450

Michigan - 2.1%
Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa,
(Bank of America N.A. LOC),
0.02%, 9/1/15	1,900	1,900
Michigan Finance Authority Refunding VRDB, Student Loan, Series 22-A,
(State Street Bank & Trust Co. LOC),
0.02%, 9/8/15	19,800	19,800
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.01%, 9/8/15	3,380	3,380
Michigan State Housing Development Authority Revenue VRDB, Series B (AMT),
0.03%, 9/8/15	25,000	25,000
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	17,000	17,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.02%, 9/8/15	9,500	9,500
Oakland University Revenue Refunding VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	20,000	20,000

		96,580

Minnesota - 2.7%
City of Crystal MFH Revenue Refunding VRDB, Calibre Chase Project,
(FHLMC LOC),
0.09%, 9/8/15	1,910	1,910
City of New Brighton MFH Revenue VRDB, Golden Pond Housing Project,
(FNMA LOC),
0.05%, 9/8/15	2,920	2,920
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project,
(U.S. Bank N.A. LOC),
0.04%, 9/8/15	3,705	3,705
Minnesota Office of Higher Education Revenue Bonds, Supplemental, Series B (AMT),
(Royal Bank of Canada LOC),
0.03%, 9/8/15	56,700	56,700
Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.02%, 9/8/15	17,000	17,000
Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, Aid Anticipation Certificates of Indebtedness,
2.00%, 9/15/16	13,235	13,471
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.02%, 9/8/15	6,600	6,600
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century,
(FHLB of Des Moines LOC),
0.05%, 9/8/15	2,535	2,535
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water,
0.02%, 9/8/15	5,400	5,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Minnesota - 2.7% continued
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project,
(FHLMC LOC),
0.02%, 9/8/15	$13,735	$13,735

		123,976

Mississippi - 0.5%
Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty,
(FHLB of Dallas LOC),
0.04%, 9/8/15	4,305	4,305
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC,
(Wells Fargo Bank N.A. LOC),
0.02%, 9/8/15	12,935	12,935
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA,
(Chevron Corp. Gtd.),
0.01%, 9/1/15	8,000	8,000

		25,240

Missouri - 1.0%
Kansas City Missouri IDA MFH Revenue Refunding VRDB, Series B, Willow Creek Level Apartments,
(FNMA LOC),
0.03%, 9/8/15	6,295	6,295
Missouri State Development Finance Board Infrastructure Revenue VRDB, Series C, St. Louis Convention Center,
(U.S. Bank N.A. LOC),
0.01%, 9/1/15	3,600	3,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
0.01%, 9/1/15	13,975	13,975
Springfield IDA Revenue VRDB, ABEC, Inc. Project - Plant Expansion,
(U.S. Bank N.A. LOC),
0.06%, 9/8/15	5,365	5,365
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.02%, 9/8/15	4,000	4,000
St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project,
(BMO Harris Bank N.A. LOC),
0.02%, 9/1/15	11,670	11,670

		44,905

Nebraska - 0.4%
Nebraska State Investment Finance Authority Single Family Housing Revenue VRDB, Series B (AMT),
(Nebraska Investment Finance Authority Single Family Program LOC),
0.01%, 9/8/15	17,300	17,300

Nevada - 1.9%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	12,300	12,300
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	4,535	4,535
County of Clark Airport G.O. Limited Revenue Refunding VRDB, Sub Lien, Series A (AMT),
0.02%, 9/8/15	14,370	14,370
County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien,
(Royal Bank of Canada LOC),
0.01%, 9/8/15	13,000	13,000
County of Clark Department of Aviation Clark Airport Revenue VRDB, Sub Lien, Series C-2 (AMT),
(State Street Bank & Trust Co. LOC),
0.01%, 9/8/15	16,950	16,950
County of Clark IDR VRDB, Series A, Southwest Gas Corp.,
(Bank of America N.A. LOC),
0.02%, 9/8/15	11,500	11,500
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project,
(Wells Fargo Bank N.A. LOC),
0.17%, 9/8/15	5,670	5,670

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Nevada - 1.9% continued
Nevada State Housing Revenue VRDB, Vista Creek Apartments,
(FHLB LOC),
0.08%, 9/8/15	$11,415	$11,415

		89,740

New Hampshire - 0.2%
New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital,
(TD Bank N.A. LOC),
0.01%, 9/1/15	5,730	5,730
New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital,
(TD Bank N.A. LOC),
0.01%, 9/1/15	2,725	2,725

		8,455

New Jersey - 1.6%
BB&T Municipal Trust Revenue Bonds, Series 2047,
0.04%, 9/8/15(1)	15,085	15,085
Hudson County Improvement Authority Revenue Bonds, Essential Purpose Pooled Governmental Loan Program,
(TD Bank N.A. LOC),
0.01%, 9/8/15	5,000	5,000
Hudson County Improvement Authority Revenue Notes, Series V-1, County Guaranteed Pooled Notes,
1.00%, 11/25/15	11,500	11,519
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series B, South Village I & II Project Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 12/1/15	30,000	30,000
Rutgers The State University of New Jersey Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.10%, 9/9/15	10,313	10,313
Township of Toms River G.O. Unlimited Refunding Notes,
1.25%, 12/18/15	5,000	5,013

		76,930

New Mexico - 0.2%
New Mexico Mortgage Finance Authority MFH Revenue VRDB, Series A, Villas San Ignacio,
(FHLMC LOC),
0.04%, 9/8/15	8,000	8,000

New York - 10.4%
City of New York Adjustable G.O. Unlimited Bonds, Subseries A-4,
(Bank of Montreal LOC),
0.01%, 9/8/15	14,000	14,000
City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.01%, 9/1/15	13,420	13,420
City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6,
(Bank of New York Mellon LOC),
0.01%, 9/1/15	35,200	35,200
City of New York G.O. Unlimited Adjustable Bonds, Fiscal 2008, Subseries J-5,
0.01%, 9/1/15	7,000	7,000
City of New York G.O. Unlimited Adjustable Bonds, Fiscal 2015, Subseries F4,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 9/8/15	42,500	42,500
City of New York G.O. Unlimited Adjustable Bonds, Fiscal 2015, Subseries F-7,
(Royal Bank of Canada LOC),
0.01%, 9/1/15	13,000	13,000
City of New York G.O., Series A-5,
(Royal Bank of Canada LOC),
0.01%, 9/1/15	5,700	5,700
City of New York G.O., Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.01%, 9/1/15	8,000	8,000
City of New York G.O., Subseries I-8,
0.01%, 9/1/15	9,500	9,500
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2,
(Royal Bank of Canada LOC),
0.01%, 9/8/15	10,000	10,000
Metropolitan Transportation Authority RANS,
Subseries A-4,
0.50%, 3/1/16	35,000	35,035

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
New York - 10.4% continued
Nassau New York Health Care Corp. Revenue VRDB, Series C2,
(Wells Fargo Bank N.A. LOC),
0.01%, 9/8/15	$18,385	$18,385
New York City Adjustable G.O. Unlimited Bonds, Subseries I-7,
(Bank of America N.A. LOC),
0.02%, 9/8/15	17,000	17,000
New York City Housing Development Corp. MFH Mortgage Adjustable Revenue Bonds, Series A, Granville Payne Apartments,
(Citibank N.A. LOC),
0.04%, 9/8/15	5,560	5,560
New York City Housing Development Corp. MFH Mortgage Revenue VRDB, Series A, 1405 Fifth Avenue Apartments,
(Citibank N.A. LOC),
0.04%, 9/8/15	4,690	4,690
New York City Housing Development Corp. MFH Mortgage Revenue VRDB, Series A, 550 East 170th Street Apartments,
(Citibank N.A. LOC),
0.04%, 9/8/15	5,500	5,500
New York City Housing Development Corp. MFH Mortgage Revenue VRDB, Series A, Susan’s Court,
0.02%, 9/8/15	24,000	24,000
New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, West 26th Street,
(FHLMC Insured),
0.01%, 9/8/15	13,500	13,500
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.01%, 9/1/15	21,300	21,300
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal, Subseries B-3,
0.01%, 9/1/15	5,000	5,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2,
0.02%, 9/8/15	63,500	63,500
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-2,
0.01%, 9/1/15	35,240	35,240
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 9/8/15	2,245	2,245
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project,
0.02%, 9/8/15	11,135	11,135
New York State Housing Finance Agency Revenue VRDB, Series A, BAM South Housing,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 9/8/15	15,250	15,250
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.02%, 9/8/15	3,000	3,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Refunding VRDB, Series 150 (AMT),
0.02%, 9/1/15	20,200	20,200

Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	14,970	14,970
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project,
(Manufacturers & Traders Trust Co. LOC),
0.02%, 9/8/15	9,460	9,460

		483,290

North Carolina - 1.9%
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	9,215	9,215

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
North Carolina - 1.9% continued
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	$10,460	$10,460
Greensboro North Carolina G.O. VRDB, Street Improvement,
0.04%, 9/8/15	10,000	10,000
Guilford County North Carolina G.O. VRDB,
0.03%, 9/8/15	200	200
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	8,450	8,450
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	17,425	17,425
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	6,670	6,670
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	7,030	7,030
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.03%, 9/8/15(1)	18,400	18,400

		87,850

Ohio - 1.6%
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series D, Museum of Art Project,
0.03%, 9/8/15	7,000	7,000
Columbus Regional Airport Authority Development Revenue VRDB, Series B, Flight Safety International, Inc. (AMT),
(Berkshire Hathaway Inc. Gtd.),
0.03%, 9/8/15	4,400	4,400
Columbus Regional Airport Authority Revenue VRDB, Series A, Flightsafety International, Inc. Project,
(Berkshire Hathaway Inc. Gtd.),
0.03%, 9/8/15	24,230	24,230
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	1,250	1,250
Grove City MFH Mortgage Revenue VRDB, Regency Arms Apartments,
(FNMA LOC),
0.04%, 9/8/15	9,125	9,125
Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	9,320	9,320
Ohio State Housing Finance Agency MFH Revenue Bonds, New Town Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 1/1/16	4,400	4,400
Ross County Ohio Revenue VRDB, Adena Health System,
(PNC Bank N.A. LOC),
0.03%, 9/8/15	4,075	4,075
State of Ohio G.O., Common Schools, Series B,
0.01%, 9/8/15	9,000	9,000

		72,800

Oklahoma - 0.2%
Oklahoma State Water Resources Board Adjustable Revenue Bonds,
0.25%, 9/1/15	1,335	1,335
0.25%, 10/1/15	4,970	4,970
Oklahoma State Water Resources Board Revenue Bonds,
0.25%, 9/1/15	1,425	1,425

		7,730

Oregon - 1.0%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems,
(U.S. Bank N.A. LOC),
0.01%, 9/8/15	15,700	15,700

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Oregon - 1.0% continued
Oregon State Economic Development VRDB, Series 176, Cascade Steel,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/8/15	$4,100	$4,100
Oregon State Housing & Community Services Department SFM Revenue VRDB,
Series C (AMT),
0.02%, 9/8/15	13,500	13,500
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport,
(U.S. Bank N.A. LOC),
0.01%, 9/8/15	5,840	5,840
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	6,000	6,000

		45,140

Pennsylvania - 4.8%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	6,000	6,000
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	4,725	4,725
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	5,595	5,595
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	3,615	3,615
City of Philadelphia G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	9,000	9,128
City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	31,200	31,200
City of Philadelphia Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.00%, 9/9/15	6,000	6,000
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian,
(Manufacturers & Traders Trust Co. LOC),
0.03%, 9/8/15	11,475	11,475
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 9/8/15	6,300	6,300
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	4,600	4,600
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.01%, 9/1/15	7,525	7,525
Montgomery County Redevelopment Authority MFH Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A,
(FNMA LOC),
0.02%, 9/8/15	9,170	9,170
Nuveen Pennsylvania Investment Quality Municipal Fund Tax-Exempt VRDP, Series 2,
0.12%, 9/8/15	17,000	17,000
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.04%, 9/8/15	5,900	5,900
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Series T2, AICUP Financing Program-York College of Pennsylvania Project,
0.55%, 5/2/16	6,910	6,910
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series C,
(Assured Guaranty Municipal Corp. Insured),
0.04%, 9/8/15	68,095	68,095

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Pennsylvania - 4.8% continued
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14,
(Royal Bank of Canada LOC),
0.02%, 9/8/15(1)	$7,700	$7,700
University of Pittsburgh of the Commonwealth System of Higher Education Panthers-Pitt Asset Revenue Notes,
2.00%, 8/2/16	10,000	10,155
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.02%, 9/8/15	3,005	3,005

		224,098

Rhode Island - 0.6%
Rhode Island State Housing & Mortgage Finance Corp. Multifamily Mortgage Revenue VRDB, Groves at Johnston Project,
(FHLMC LOC),
0.02%, 9/8/15	26,150	26,150

South Carolina - 0.3%
South Carolina State Housing Finance & Development Authority Multifamily Adjustable Revenue Bonds,
(U.S. Treasury Escrowed),
0.35%, 12/15/15	14,997	14,997

South Dakota - 0.1%
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	6,030	6,030

Tennessee - 1.4%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement,
(Knox County Gtd.),
0.02%, 9/8/15	5,150	5,150
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement,
(Knox County Gtd.),
0.02%, 9/8/15	6,400	6,400
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project,
(FHLB of Cincinnati LOC),
0.02%, 9/8/15	5,970	5,970
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Multifamily Revenue Refunding VRDB, Timberlake Project,
(FNMA LOC),
0.03%, 9/8/15	8,600	8,600
Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, MFH Arbor Crest,
(FNMA LOC),
0.02%, 9/8/15	12,750	12,750
Sevier County Health, Educational & Housing Facilities Board MFH Revenue Bonds, Hallmark Rural Housing Portfolio,
(U.S. Treasury Escrowed),
0.50%, 9/1/16	26,028	26,028

		64,898

Texas - 9.1%
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
0.05%, 9/8/15	9,600	9,600
Austin Texas Water & Wastewater System Revenue Refunding VRDB,
(Citibank N.A. LOC),
0.02%, 9/8/15	4,865	4,865
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
0.05%, 9/8/15(1)	14,100	14,100
Bexar County MFH Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project,
(FHLMC LOC),
0.02%, 9/8/15	3,880	3,880
Bexar County MFH Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project,
(FHLMC LOC),
0.03%, 9/8/15	3,500	3,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Texas - 9.1% continued
Bexar County Texas Housing Finance Corp. MFH Revenue VRDB, AMHA LLC Project,
(FNMA LOC),
0.04%, 9/8/15	$4,705	$4,705
Bexar County Texas Multifamily HFA Revenue Refunding VRDB, Altamonte Apartments Project,
(FNMA LOC),
0.03%, 9/8/15	3,500	3,500
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project,
0.04%, 9/8/15	10,200	10,200
City of Garland Municipal Interest Bearing CP,
(Citibank N.A. LOC),
0.10%, 9/3/15	5,000	5,000
Clipper Caravel Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT,
0.02%, 9/8/15(1)	16,120	16,120
Gulf Coast Waste Disposal Authority Revenue Bonds, ExxonMobil Project,
0.01%, 9/1/15	17,700	17,700
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, ExxonMobil Project,
0.01%, 9/1/15	15,000	15,000
Gulf Coast Waste Disposal Authority Revenue VRDB, Series A, ExxonMobil Project,
0.01%, 9/1/15	16,240	16,240
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1,
0.01%, 9/1/15	6,600	6,600
Harris County Industrial Development Corp. PCR Bonds,
0.01%, 9/1/15	7,800	7,800
Lower Neches Valley Authority Industrial Development Corp. Adjustable Revenue Bonds, Mobil Oil Refining Corp. Project,
0.01%, 9/1/15	10,500	10,500
Lubbock Texas Independent School District G.O. VRDB, School Building,
(Texas Permanent School Fund Program Guaranty Gtd.),
0.02%, 9/8/15	12,690	12,690
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 9/8/15	5,445	5,445
Mansfield Industrial Development Corp. Revenue Bonds, Aces-Pier 1 Imports, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/8/15	9,500	9,500
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 9/8/15	5,285	5,285
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 9/8/15	500	500
Panhandle Regional MFH Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.02%, 9/8/15	7,100	7,100
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.03%, 9/8/15	20,000	20,000

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.03%, 9/8/15	7,700	7,700
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B,
(Total S.A. Gtd.),
0.05%, 9/8/15	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18,
(Royal Bank of Canada LOC),
0.02%, 9/8/15(1)	16,000	16,000
State of Texas G.O. Unlimited Revenue VRDB, Series D, Veteran’s Housing Assistance,
(Sumitomo Mitsui Banking Corp. LOC),
0.02%, 9/8/15	9,700	9,700

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Texas - 9.1% continued
State of Texas G.O. Unlimited Revenue VRDB, Veterans Housing Assistance Program Fund, Series A,
0.02%, 9/8/15	$30,100	$30,100
State of Texas Veterans G.O. Unlimited Revenue VRDB, Series A,
0.01%, 9/8/15	27,800	27,800
Tarrant County MFH Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.02%, 9/8/15	1,790	1,790
Texas Department of Housing & Community Affairs MFH Adjustable Revenue Bonds, Waters Willow Run Apartments,
(U.S. Treasury Escrowed),
0.35%, 10/1/15	14,500	14,500
Texas Department of Housing & Community Affairs SFM Revenue VRDB, Series D
(AMT),
0.03%, 9/8/15	7,700	7,700
Texas State Affordable Housing Corp. MFH Adjustable Revenue Bonds, Gateway Northwest Project,
(U.S. Treasury Escrowed),
0.35%, 10/1/15	11,500	11,500
Texas State Department Housing & Community Affairs MFH Revenue VRDB, Tower Ridge Apartments,
(FNMA LOC),
0.08%, 9/8/15	15,000	15,000
Texas State Department of Housing & Community Affairs Revenue VRDB, MFH, Timber Point Apartments, Series A-1,
(FHLMC LOC),
0.05%, 9/8/15	5,630	5,630
Texas State G.O. Unlimited Bonds, Series A-2, Veterans Housing Assistance Fund,
0.03%, 9/8/15	20,000	20,000
Texas State Refunding G.O. Unlimited Bonds, Veterans Housing Assistance Fund,
0.02%, 9/8/15	17,115	17,115
University of Houston Texas Revenue VRDB,
0.02%, 9/8/15	3,405	3,405
University of Texas Revenue Refunding VRDB, Financing System, Series B,
0.01%, 9/8/15	14,900	14,900
University of Texas System Revenue Refunding VRDB, Series B,
0.01%, 9/8/15	4,000	4,000

		426,670

Utah - 0.3%
Utah Housing Corp. MFH Revenue VRDB, Timbergate, Series A,
(FHLMC LOC),
0.07%, 9/8/15	3,125	3,125
Utah State Housing Corp. SFM Finance Agency Revenue VRDB, Series C-1,
0.11%, 9/8/15	2,855	2,855
Utah State Housing Corp. SFM Revenue VRDB, Series A-1, Class I,
0.11%, 9/8/15	4,670	4,670
Utah State Housing Corp. SFM Revenue VRDB, Series F-1, Class I,
0.11%, 9/8/15	5,310	5,310

		15,960

Virginia - 0.5%
Fairfax County Redevelopment & Housing Authority MFH Revenue Bonds, The Residences at Government Center II Project,
(U.S. Treasury Escrowed),
0.40%, 4/1/16	13,000	13,000
Hampton Virginia Redevelopment & Housing Authority MFH Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.02%, 9/8/15	6,300	6,300
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	3,535	3,535
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.02%, 9/8/15	2,200	2,200

		25,035

Washington - 0.8%
Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT),
(FHLMC LOC),
0.03%, 9/8/15	7,475	7,475

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Washington - 0.8% continued
Washington State Housing Finance Commission MFH Revenue VRDB, Series A, Country Club Apartments,
(U.S. Bank N.A. LOC),
0.03%, 9/1/15	$9,690	$9,690
Washington State Housing Finance Commission Revenue VRDB, Reserve at SeaTac Apartments Project,
(FHLB of San Francisco LOC),
0.02%, 9/8/15	5,500	5,500
Washington State Housing Finance Commission VRDB, Reserve Renton Apartments Project,
(FHLB LOC),
0.03%, 9/8/15	8,000	8,000
Washington State Housing Finance Commission VRDB, Series A, Whisperwood Apartments Project,
(FNMA LOC),
0.04%, 9/8/15	4,650	4,650

		35,315

West Virginia - 0.3%
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.02%, 9/8/15	16,265	16,265

Wisconsin - 1.0%
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.02%, 9/8/15	860	860
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center, Inc.,
(BMO Harris Bank N.A. LOC),
0.01%, 9/1/15	2,400	2,400
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 9/8/15	22,145	22,145
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 9/8/15	3,480	3,480
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.03%, 9/8/15	8,845	8,845
Wisconsin State Housing & EDA Revenue VRDB, Series B,
0.02%, 9/8/15	5,800	5,800
Wisconsin State Housing & EDA Revenue VRDB, Series D,
0.02%, 9/8/15	4,810	4,810

		48,340

Wyoming - 1.0%
County of Lincoln PCR Bonds, Series A, ExxonMobil Project,
0.01%, 9/1/15	10,180	10,180
County of Lincoln PCR Refunding VRDB, ExxonMobil Project (AMT),
0.01%, 9/1/15	16,500	16,500

County of Sublette PCR Refunding VRDB, ExxonMobil Project (AMT),
0.01%, 9/1/15	18,000	18,000

		44,680

Municipal States Pooled Securities - 4.9%
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.12%, 9/8/15(1)	13,725	13,725
FHLMC MFH Revenue VRDB, Series M020, Class A,
(FHLMC LOC),
0.05%, 9/8/15(3)	23,019	23,019
FHLMC Multifamily Revenue VRDB Certificates, Series M033-V,
(FHLMC LOC),
0.03%, 9/8/15(3)	10,535	10,535
FHLMC Multifamily Revenue VRDB, Series MO28, Class A,
0.04%, 9/8/15(3)	29,430	29,430
FHLMC Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M015, Class A,
(FHLMC LOC),
0.05%, 9/8/15(3)	11,965	11,965

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 92.7% continued
Municipal States Pooled Securities - 4.9% continued
FHLMC Multifamily VRDB Certificates, Series M019-A,
(FHLMC LOC),
0.05%, 9/8/15(3)	$17,728	$17,728
FHLMC Multifamily VRDB Certificates, Series M021-A,
(FHLMC LOC),
0.05%, 9/8/15(3)	31,750	31,750
FHLMC Multifamily VRDB Certificates, Series M023-A,
(FHLMC LOC),
0.04%, 9/8/15(3)	35,715	35,715
FHLMC Multifamily VRDB Certificates, Series M024-A,
0.05%, 9/8/15(3)	20,805	20,805
FHLMC Multifamily VRDB Certificates, Series M031, Class A,
(FHLMC LOC),
0.03%, 9/8/15(1) (3)	11,460	11,460
Sun America Trust Various States Revenue VRDB, Series 2,
(FHLMC LOC),
0.08%, 9/8/15	22,000	22,000

		228,132

Total Municipal Investments (Cost $4,325,783)		4,325,783

Total Investments - 92.7% (Cost $4,325,783)(4)		4,325,783

Other Assets less Liabilities - 7.3%		342,461

NET ASSETS - 100.0%		$4,668,244

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,325,783.

Percentages shown are based on Net Assets.

At August 31, 2015, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	27.8%
Hospital	10.5
Transportation	9.8
State	7.4
County	5.8
University	5.6
City	5.0
All other sectors less than 5%	28.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio(1)	$—	$4,325,783	$—	$4,325,783

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	AUGUST 31, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMHA - Akron Metropolitan Housing Authority

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 5.5%
ABS Other - 5.5%
Collateralized Commercial Paper II Co.,
0.32%, 10/1/15(1)	$18,000	$18,000
0.35%, 11/9/15	7,500	7,500
Gotham Funding,
0.22%, 10/1/15(1)	20,000	19,996
Kells Funding LLC,
0.31%, 10/19/15(1)	10,000	9,996
0.30%, 10/30/15(1)	20,000	20,000
0.32%, 12/4/15(1)	15,000	14,987
0.34%, 12/11/15(1)	15,000	14,985
Regency Markets No. 1 LLC,
0.20%, 9/21/15(1)	15,000	14,998
Victory Receivables Corp.,
0.20%, 9/16/15(1)	18,000	17,999
0.20%, 9/29/15(1)	15,000	14,998
0.22%, 10/1/15	20,000	19,996
0.21%, 10/2/15(1)	5,000	4,999

		178,454

Total ABS Commercial Paper (Cost $178,454)		178,454

ASSET-BACKED SECURITIES - 0.1%
Car Loan - 0.1%
Honda Auto Receivables Owner Trust, Series 2015-1, Class A1,
0.24%, 10/16/15	2,023	2,023

Total Asset-Backed Securities (Cost $2,023)		2,023

CERTIFICATES OF DEPOSIT - 24.2%
Banking - 24.2%
Australia and New Zealand Banking,
0.31%, 11/18/15	13,000	13,000
0.36%, 12/14/15	28,000	28,000
Bank of America N.A.,
0.39%, 10/5/15, FRCD(2)	10,000	10,000
Bank of Montreal, Chicago Branch,
0.31%, 9/8/15, FRCD(2)	17,000	17,000
0.21%, 9/10/15	13,000	13,000
0.27%, 9/10/15, FRCD(2)	15,000	15,000
0.29%, 9/14/15, FRCD(2)	10,000	10,000
0.25%, 10/20/15	15,000	15,000
0.34%, 11/16/15, FRCD(2)	5,000	5,000
Bank of Nova Scotia, Houston Branch,
0.42%, 10/2/15, FRCD	6,000	6,001
Bank of Nova Scotia, Houston,
0.34%, 9/1/15, FRCD(2)	20,000	20,000
0.30%, 9/10/15	10,000	10,000
0.34%, 9/11/15, FRCD(2)	6,000	6,000
0.33%, 10/1/15, FRCD(2)	14,000	14,000
0.32%, 10/19/15	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.29%, 10/22/15	20,000	20,000
0.29%, 11/2/15	20,000	20,000

BMO Harris Bank N.A.,
0.33%, 9/28/15, FRCD(2)	10,000	10,000
BNP Paribas S.A., New York Branch,
0.27%, 10/16/15	20,000	20,000
Citibank N.A.,
0.18%, 9/8/15	50,000	50,000
Credit Suisse A.G., New York Branch,
0.30%, 10/23/15	15,000	15,000
0.30%, 11/9/15	17,000	17,000
0.32%, 11/16/15	17,000	17,000
Credit Suisse, New York,
0.29%, 9/4/15	15,000	15,000
HSBC Bank USA N.A.,
0.32%, 10/26/15, FRCD	15,000	15,000
JPMorgan Chase Bank N.A.,
0.34%, 10/23/15, FRCD	15,000	15,000
Lloyds Bank PLC, New York Branch,
0.29%, 11/5/15	17,000	17,000
0.31%, 11/5/15	15,000	15,000
Mitsubishi UFJ Trust & Banking Corp.,
0.30%, 11/2/15	13,000	13,000
Mizuho Bank Ltd., New York Branch,
0.28%, 9/16/15, FRCD	15,000	15,000
0.29%, 10/19/15	15,000	15,000
0.32%, 11/16/15	15,000	15,000
National Australia Bank Ltd., London,
0.27%, 9/2/15	15,000	15,000
Oversea-Chinese Banking Corp. Ltd.,
0.32%, 11/13/15	15,000	15,000
Rabobank Nederland, London Branch,
0.28%, 9/14/15, FRCD(2)	10,000	10,000
Royal Bank of Canada, New York,
0.32%, 9/18/15, FRCD(2)	8,000	8,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 24.2% continued
Banking - 24.2% continued
0.34%, 11/4/15, FRCD(2)	$5,000	$5,000
Shizuoka Bank, New York Branch,
0.24%, 9/2/15, FRCD	15,000	15,000
State Street Bank & Trust Co.,
0.33%, 10/5/15, FRCD	15,000	15,000
State Street Bank and Trust Co. N.A.,
0.28%, 9/15/15, FRCD(2)	15,000	15,000
Sumitomo Mitsui Banking Corp.,
0.22%, 9/15/15	25,000	25,000
Sumitomo Mitsui Banking Corp., New York,
0.30%, 11/12/15	15,000	15,000
0.32%, 11/16/15	15,000	15,000
Sumitomo Mitsui Trust Bank Ltd.,
0.28%, 9/16/15, FRCD	20,000	20,000
0.36%, 12/14/15	19,000	19,000
Toronto Dominion Bank, New York,
0.18%, 9/3/15	30,000	30,000
0.30%, 9/15/15	10,000	10,000
0.35%, 11/12/15, FRCD(2)	8,000	8,000
0.32%, 12/3/15	31,000	31,000
0.53%, 2/24/16	7,000	7,000
Wells Fargo Bank N.A.,
0.27%, 9/8/15, FRCD(2)	10,000	10,000

		784,001

Total Certificates of Deposit (Cost $784,001)		784,001

COMMERCIAL PAPER - 9.8%
Automotive - 0.8%
Toyota Motor Credit Corp.,
0.32%, 11/20/15	25,000	24,982

Banking - 4.9%
Australia and New Zealand Banking Group,
0.43%, 10/19/15(1) (2)	13,000	13,004
0.35%, 11/20/15(1)	27,000	27,000
Commonwealth Bank of Australia,
0.19%, 9/1/15(1)	25,000	25,000
DBS Bank Ltd.,
0.23%, 9/10/15	12,000	11,999
ING US Funding LLC,
0.34%, 12/2/15	17,000	16,986
National Australia Bank Ltd.,
0.21%, 9/10/15	15,000	14,999
Oversea-Chinese Banking Corp. Ltd.,
0.30%, 9/14/15(2)	10,000	10,000
PNC Bank N.A.,
0.41%, 9/10/15	21,000	20,998
United Overseas Bank Ltd.,
0.26%, 9/3/15(1)	20,000	20,000

		159,986

Food and Beverage - 1.0%
Coca-Cola (The) Co.,
0.29%, 9/18/15	34,000	33,995

Foreign Agencies - 0.9%
Bank Nederlandse Gemeenten,
0.29%, 11/12/15	22,000	21,987
Korea Development Bank,
0.30%, 9/2/15	4,000	4,000
0.30%, 9/29/15	2,000	2,000

		27,987

Foreign Local Government - 0.7%
NRW.BANK,
0.20%, 9/21/15	23,000	22,998

Healthcare - 1.5%
Catholic Health Initiatives,
0.41%, 9/3/15	48,382	48,381

Total Commercial Paper (Cost $318,329)		318,329

CORPORATE NOTES/BONDS - 5.9%
Automotive - 1.0%
American Honda Finance Corp.,
0.28%, 10/7/15, FRN	34,000	34,000

Banking - 2.2%
Bank of Nova Scotia,
1.65%, 10/29/15(1)	15,821	15,852
BNP Paribas S.A.,
0.62%, 11/9/15, FRN(2)	17,000	17,007
Canadian Imperial Bank of Commerce,
2.35%, 12/11/15	3,000	3,015
Commonwealth Bank of Australia,
0.88%, 10/8/15, FRN(1)	10,000	10,006
PNC Bank N.A.,
0.80%, 1/28/16	3,000	3,003

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 5.9% continued
Banking - 2.2% continued
Toronto Dominion Bank, New York,
0.50%, 11/6/15, FRN	$8,950	$8,953
Westpac Banking Corp.,
3.00%, 12/9/15	13,250	13,339

		71,175

Finance Companies - 0.2%
General Electric Capital Corp.,
0.52%, 10/14/15, FRN(2)	6,150	6,154

Foreign Agencies - 0.7%
Export Development Canada,
0.21%, 9/1/15, FRN(1) (2)	12,000	12,000
0.16%, 9/21/15, FRN(2)	11,000	10,997

		22,997

Foreign Local Government - 1.1%
Province of Ontario,
1.88%, 9/15/15	35,000	35,022

Integrated Energy - 0.1%
Shell International Finance B.V.,
0.38%, 11/10/15, FRN	3,000	3,000

Retailers - 0.3%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	8,000	8,292

Supranational - 0.3%
International Bank for Reconstruction & Development,
0.24%, 9/1/15, FRN(2)	9,000	8,999

Total Corporate Notes/Bonds (Cost $189,639)		189,639

EURODOLLAR TIME DEPOSITS - 22.2%
Banking - 22.2%
Australia and New Zealand Banking,
0.14%, 9/4/15	58,000	58,000
Bank of New York, Mellon Cayman,
0.07%, 9/1/15	161,000	161,000
Commonwealth Bank of Australia, London,
0.15%, 9/1/15	50,000	50,000
Credit Agricole S.A., London,
0.15%, 9/1/15	73,000	73,000
Credit Industriel et Commercial,
0.08%, 9/1/15	125,000	125,000
DBS Bank Ltd., Singapore Branch,
0.19%, 9/4/15	15,000	15,000
Den Norske Bank, Grand Cayman,
0.07%, 9/1/15	110,000	110,000
Shizuoka Bank, New York Branch,
0.09%, 9/1/15	125,000	125,000

		717,000

Total Eurodollar Time Deposits (Cost $717,000)		717,000

MEDIUM TERM NOTES - 0.4%
Banking - 0.4%
Royal Bank of Canada,
2.63%, 12/15/15	12,000	12,075

Total Medium Term Notes (Cost $12,075)		12,075

U.S. GOVERNMENT AGENCIES - 12.0%(3)
Federal Farm Credit Bank - 3.8%
FFCB Discount Note,
0.18%, 11/24/15	5,000	4,998
FFCB FRN,
0.23%, 9/1/15	5,000	5,000
0.16%, 9/6/15(2)	10,000	9,999
0.18%, 9/10/15(2)	20,000	19,999
0.21%, 9/19/15(2)	19,475	19,477
0.16%, 9/20/15(2)	9,000	8,999
0.19%, 9/22/15(2)	3,000	3,000
0.15%, 9/28/15(2)	15,000	14,999
0.16%, 9/30/15(2)	15,000	14,999
0.21%, 9/30/15(2)	20,000	20,004

		121,474

Federal Home Loan Bank - 7.4%
FHLB Bonds,
0.20%, 10/16/15	7,000	7,000
0.23%, 2/24/16	5,000	4,999
0.34%, 3/9/16	10,000	9,999
FHLB Discount Notes,
0.11%, 9/9/15	15,000	15,000
0.08%, 9/11/15	20,000	20,000
0.09%, 9/21/15	15,000	14,999
0.31%, 6/3/16	5,000	4,988

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 12.0%(3) continued
Federal Home Loan Bank - 7.4% continued
FHLB FRN,
0.18%, 9/11/15(2)	$20,000	$19,999
0.14%, 9/14/15(2)	20,000	20,000
0.15%, 9/17/15(2)	15,000	15,000
0.15%, 9/19/15(2)	20,000	20,000
0.15%, 9/20/15(2)	27,000	26,999
0.15%, 9/22/15(2)	20,000	20,000
0.15%, 9/24/15(2)	15,000	15,000
0.17%, 9/26/15(2)	10,000	10,000
0.18%, 11/13/15(2)	15,000	14,997

		238,980

Federal National Mortgage Association - 0.8%
FNMA FRN,
0.19%, 9/21/15(2)	17,000	17,001
0.21%, 9/26/15(2)	10,000	9,998

		26,999

Total U.S. Government Agencies (Cost $387,453)		387,453

U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury Bills - 2.4%
0.12%, 12/31/15	23,000	22,991
0.11%, 1/21/16	11,615	11,610
0.15%, 1/28/16	19,000	18,988
0.33%, 7/21/16	10,000	9,971
0.34%, 7/21/16	15,000	14,954

		78,514

U.S. Treasury Floating Rate Notes - 3.4%
0.10%, 9/1/15(2)	39,000	39,001
0.12%, 9/1/15(2)	37,662	37,662
0.13%, 9/1/15(2)	33,000	33,001

		109,664

Total U.S. Government Obligations (Cost $188,178)		188,178

MUNICIPAL INVESTMENTS - 0.7%
Colorado - 0.7%
Catholic Health Initiatives CP,
0.36%, 9/2/15	21,725	21,725

Total Municipal Investments (Cost $21,725)		21,725

Investments, at Amortized Cost ($2,798,877)		2,798,877

REPURCHASE AGREEMENTS - 12.5%
Joint Repurchase Agreement - 0.0%(4) (5)
Bank of America Securities LLC, dated 8/31/15, repurchase price $ -
0.07%, 9/8/15	—	—
Societe Generale, New York Branch, dated 8/31/15, repurchase price $ -
0.08%, 9/8/15	—	—

		—

Repurchase Agreements - 12.5%(6)
Bank of America N.A., dated 8/31/15, repurchase price $100,000
0.13%, 9/1/15	100,000	100,000
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $125,000
0.14%, 9/1/15	125,000	125,000
JPMorgan Clearing Corp., dated 7/27/15, repurchase price $15,018
0.47%, 10/26/15	15,000	15,000
JPMorgan Securities LLC, dated 8/31/15, repurchase price $63,027
0.47%, 11/30/15	63,000	63,000
Societe Generale, New York Branch, dated 8/28/15, repurchase price $100,002
0.11%, 9/4/15	100,000	100,000

		403,000

Total Repurchase Agreements (Cost $403,000)		403,000

Total Investments - 99.1% (Cost $3,201,877)(7)		3,201,877

Other Assets less Liabilities - 0.9%		29,909

NET ASSETS - 100.0%		$3,231,786

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)		COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$—	*	2.38% - 3.13%	1/15/25 - 8/15/44
U.S. Treasury Notes	$—	*	1.63% - 2.25%	7/31/19 - 3/31/21

Total	$—	*

*	Value rounds to less than one thousand.
(5)	Value, Principal and Repurchase Price amounts round to less than one thousand.
(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$16,208	Not Applicable	Not Applicable
Corporate Bonds	$67,412	0.51% - 8.88%	9/4/15 - 2/1/55
FHLMC	$23,144	2.27%	8/1/43
FNMA	$209,362	0.62% - 4.00%	5/1/18 - 8/1/45
U.S. Treasury Bonds	$267	1.73% - 8.00%	11/15/21 - 5/15/44
U.S. Treasury Notes	$100,986	1.25% - 1.63%	10/31/15 - 11/15/22

Total	$417,379

(7)	The cost for federal income tax purposes was $3,201,877.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio(1)	$—	$3,201,877	$—	$3,201,877

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 5.8%
ABS Other - 5.8%
Bedford Row Funding Corp.,
0.29%, 9/3/15(1)	$75,000	$75,000
Collateralized Commercial Paper Co. LLC,
0.25%, 9/8/15	25,000	24,998
Collateralized Commercial Paper II Co.,
0.32%, 10/1/15(1)	20,000	20,000
0.40%, 10/28/15(1) (2)	25,000	25,000
0.35%, 11/9/15	30,000	30,000
Kells Funding LLC,
0.30%, 10/6/15(1)	10,000	10,000
0.23%, 10/13/15	35,000	34,990
0.31%, 10/19/15(1)	20,000	19,992
0.34%, 12/11/15(1)	20,000	19,981
Victory Receivables Corp.,
0.20%, 9/21/15(1)	26,000	25,997

		285,958

Total ABS Commercial Paper (Cost $285,958)		285,958

ASSET-BACKED SECURITIES - 0.3%
ABS Other - 0.3%
Dell Equipment Finance Trust, Series 2015-1, Class A1,
0.42%, 11/5/15(1)	3,674	3,674
Volvo Financial Equipment LLC, Series 2015 1A, Class A1,
0.35%, 10/23/15(1)	7,877	7,877

		11,551

Car Loan - 0.0%
Ford Credit Auto Owner Trust, Series 2015-A, Class A1,
0.32%, 9/15/15	253	253
Honda Auto Receivables Owner Trust, Series 2015-1, Class A1,
0.24%, 10/16/15	1,180	1,181

		1,434

Total Asset-Backed Securities (Cost $12,985)		12,985

CERTIFICATES OF DEPOSIT - 30.4%
Banking - 30.4%
Australia and New Zealand Banking,
0.31%, 11/18/15	17,000	17,000
0.36%, 12/14/15	55,000	55,000
Bank of America N.A.,
0.39%, 10/5/15, FRCD(2)	15,000	15,000
Bank of America N.A., New York Branch,
0.32%, 9/1/15	12,000	12,000
0.33%, 9/9/15, FRCD	10,000	10,000
0.37%, 9/16/15, FRCD(2)	35,000	35,000
Bank of Montreal, Chicago Branch,
0.28%, 9/8/15, FRCD(2)	25,000	25,000
0.31%, 9/8/15, FRCD(2)	21,000	21,000
0.21%, 9/10/15	28,000	28,000
0.27%, 9/10/15, FRCD(2)	35,000	35,000
0.29%, 9/14/15, FRCD(2)	19,000	19,000

0.25%, 10/20/15	25,000	25,000
0.34%, 11/16/15, FRCD(2)	10,000	10,000
Bank of Nova Scotia, Houston Branch,
0.42%, 10/2/15, FRCD	3,000	3,000
Bank of Nova Scotia, Houston,
0.27%, 9/1/15, FRCD(2)	5,000	5,000
0.34%, 9/1/15, FRCD(2)	5,000	5,000
0.34%, 9/11/15, FRCD(2)	6,000	6,000
0.22%, 9/14/15	35,000	35,000
0.33%, 10/1/15, FRCD(2)	7,000	7,000
0.52%, 10/13/15, FRCD(2)	4,000	4,003
0.32%, 10/19/15	35,000	35,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.35%, 9/9/15, FRCD(2)	30,000	30,000
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc.,
0.28%, 9/14/15, FRCD	42,000	42,000
BMO Harris Bank N.A.,
0.33%, 9/28/15, FRCD(2)	20,000	20,000
BNP Paribas S.A., New York Branch,
0.27%, 10/16/15	35,000	35,000
Credit Suisse A.G., New York Branch,
0.30%, 10/23/15	20,300	20,300
0.30%, 11/9/15	13,000	13,000
0.32%, 11/16/15	18,000	18,000
Credit Suisse, New York,
0.29%, 9/11/15	38,000	38,000
DNB Bank ASA, New York Branch,
0.23%, 9/4/15, FRCD	5,000	5,000
DNB Nor Bank ASA, New York Branch,
0.29%, 9/9/15, FRCD(2)	5,000	5,000
0.23%, 9/14/15, FRCD	20,000	20,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.4% continued
Banking - 30.4% continued
HSBC Bank USA N.A.,
0.32%, 10/26/15, FRCD	$20,000	$20,000
JPMorgan Chase Bank N.A.,
0.34%, 10/23/15, FRCD	11,000	11,000
Lloyds Bank PLC, New York Branch,
0.26%, 9/15/15	40,000	40,000
0.29%, 11/5/15	23,000	23,000
0.31%, 11/5/15	20,000	20,000
Mitsubishi UFJ Trust & Banking Corp.,
0.31%, 10/6/15	20,000	20,000
0.30%, 11/2/15	20,000	20,000
Mizuho Bank Ltd., New York Branch,
0.28%, 9/16/15, FRCD	35,000	35,000
0.29%, 10/19/15	20,000	20,000
0.32%, 11/16/15	25,000	25,000
National Australia Bank Ltd., London,
0.27%, 9/2/15	25,000	25,000
Oversea-Chinese Banking Corp. Ltd.,
0.22%, 9/14/15	40,000	40,000
0.32%, 11/13/15	25,000	25,000
Rabobank Nederland, London Branch,
0.28%, 9/14/15, FRCD(2)	30,000	30,000
0.26%, 9/22/15, FRCD(2)	15,000	15,000
Rabobank Nederland, New York Branch,
0.30%, 9/1/15	10,000	10,000
Royal Bank of Canada, New York,
0.28%, 9/10/15, FRCD(2)	50,000	50,000
0.32%, 9/18/15, FRCD(2)	25,000	25,000
0.34%, 11/4/15, FRCD(2)	10,000	10,000
Skandinaviska Enskilda Banken AB, New York,
0.30%, 9/11/15, FRCD(2)	40,000	40,000
State Street Bank & Trust Co. N.A.,
0.28%, 9/15/15, FRCD(2)	35,000	35,000
State Street Bank & Trust Co.,
0.33%, 10/5/15, FRCD	8,000	8,000
Sumitomo Mitsui Banking Corp.,
0.22%, 9/15/15	15,000	15,000
Sumitomo Mitsui Banking Corp., New York,
0.30%, 11/12/15	35,000	35,000
0.32%, 11/16/15	14,000	14,000
Sumitomo Mitsui Trust Bank Ltd.,
0.28%, 9/16/15, FRCD	25,000	25,000
0.36%, 12/14/15	26,000	26,001
Svenska Handelsbanken AB, New York,
0.21%, 9/17/15	45,000	45,000
Toronto Dominion Bank, New York,
0.30%, 9/15/15	15,000	15,000
0.35%, 11/12/15, FRCD(2)	32,000	32,000
0.53%, 2/24/16	6,000	6,000

Wells Fargo Bank N.A.,
0.31%, 9/3/15, FRCD	10,000	10,000
0.27%, 9/8/15, FRCD(2)	15,000	15,000
0.33%, 10/20/15, FRCD(2)	5,000	5,000
0.36%, 11/12/15, FRCD(2)	45,000	45,000
0.35%, 11/18/15, FRCD	1,000	1,000
0.38%, 11/25/15, FRCD(2)	12,000	12,000

		1,501,304

Total Certificates of Deposit (Cost $1,501,304)		1,501,304

COMMERCIAL PAPER - 12.0%
Automotive - 1.0%
Toyota Motor Credit Corp.,
0.32%, 11/19/15	35,000	34,976
0.32%, 11/20/15	15,000	14,989

		49,965

Banking - 6.1%
Australia and New Zealand Banking Group,
0.43%, 10/19/15(1) (2)	23,000	23,007
0.35%, 11/20/15(1)	14,000	14,000
Bank of Nova Scotia, Toronto Branch,
0.33%, 9/25/15(1) (2)	10,000	10,000
DBS Bank Ltd.,
0.23%, 9/10/15	21,000	20,999
HSBC Bank PLC,
0.27%, 9/14/15(1) (2)	30,000	30,000
ING US Funding LLC,
0.32%, 10/6/15	22,000	21,993
0.27%, 10/19/15	30,000	29,989
0.34%, 12/2/15	25,000	24,979
National Australia Bank Ltd.,
0.21%, 9/10/15	35,000	34,998
Oversea-Chinese Banking Corp. Ltd.,
0.30%, 9/14/15(2)	35,000	35,000
PNC Bank N.A.,
0.41%, 9/10/15	13,000	12,999

LIQUID ASSETS PORTFOLIO     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 12.0% continued
Banking - 6.1% continued
United Overseas Bank Ltd.,
0.26%, 9/3/15(1)	$25,000	$25,000
Westpac Banking Corp., New York,
0.29%, 9/3/15(1) (2)	20,000	20,000

		302,964

Brokerage - 1.8%
JP Morgan Securities LLC,
0.35%, 9/4/15(1) (2)	35,000	35,000
0.36%, 9/8/15(2)	25,000	25,000
0.33%, 11/6/15	30,000	30,000

		90,000

Finance Companies - 0.7%
General Electric Capital Corp.,
0.26%, 9/11/15(2)	13,000	13,000
0.30%, 9/25/15	20,000	19,996

		32,996

Food and Beverage - 0.3%
Coca-Cola (The) Co.,
0.29%, 9/18/15	18,000	17,997

Foreign Agencies - 0.8%
Bank Nederlandse Gemeenten,
0.29%, 11/12/15	30,000	29,983
Korea Development Bank,
0.30%, 9/2/15	6,000	6,000
0.30%, 9/29/15	3,000	2,999

		38,982

Foreign Local Government - 1.3%
NRW.BANK,
0.18%, 9/18/15(1)	28,000	27,998
0.20%, 9/21/15	35,000	34,996

		62,994

Total Commercial Paper (Cost $595,898)		595,898

CORPORATE NOTES/BONDS - 5.7%
Automotive - 1.1%
American Honda Finance Corp.,
0.28%, 10/7/15, FRN	19,000	19,000
Toyota Motor Credit Corp.,
0.30%, 9/14/15, FRN(2)	35,000	35,000

		54,000

Banking - 2.9%
Bank of Nova Scotia,
0.75%, 10/9/15	26,745	26,756
1.65%, 10/29/15(1)	15,192	15,222
1.38%, 7/15/16	25,000	25,126
BNP Paribas S.A.,
0.62%, 11/9/15, FRN(2)	25,000	25,010
Canadian Imperial Bank of Commerce,
2.35%, 12/11/15	2,000	2,010
2.75%, 1/27/16(1)	11,900	12,005
Commonwealth Bank of Australia,
0.88%, 10/8/15, FRN(1)	9,000	9,005
PNC Bank N.A.,
0.80%, 1/28/16	5,000	5,005
Royal Bank of Canada,
0.65%, 9/8/15, FRN(2)	6,000	6,011
Toronto Dominion Bank, New York,
0.50%, 11/6/15, FRN	7,000	7,002
US Bank N.A.,
0.42%, 10/22/15, FRN(2)	5,300	5,303
Westpac Banking Corp.,
3.00%, 12/9/15	4,000	4,027

		142,482

Finance Companies - 0.3%
General Electric Capital Corp.,
0.88%, 10/8/15, FRN(2)	4,000	4,008
0.52%, 10/14/15, FRN(2)	5,000	5,004
1.18%, 11/9/15, FRN(2)	7,110	7,151

		16,163

Foreign Agencies - 0.4%
Export Development Canada,
0.21%, 9/1/15, FRN(1) (2)	7,000	7,000
0.16%, 9/21/15, FRN(2)	11,000	10,997

		17,997

Integrated Energy - 0.4%
Shell International Finance B.V.,
0.38%, 11/10/15, FRN	22,000	22,004

Retailers - 0.3%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	13,000	13,474

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 5.7% continued
Supranational - 0.3%
International Bank for Reconstruction & Development,
0.24%, 9/1/15, FRN(2)	$15,000	$14,999

Total Corporate Notes/Bonds (Cost $281,119)		281,119

EURODOLLAR TIME DEPOSITS - 19.6%
Banking - 19.6%
Australia and New Zealand Banking,
0.14%, 9/4/15	92,000	92,000
Bank of New York Mellon, Cayman,
0.07%, 9/1/15	245,000	245,000
Credit Agricole S.A., London,
0.15%, 9/1/15	115,000	115,000
Credit Industriel et Commercial,
0.08%, 9/1/15	225,000	225,000
DBS Bank Ltd., Singapore Branch,
0.19%, 9/4/15	15,000	15,000
Den Norske Bank, Grand Cayman,
0.07%, 9/1/15	50,000	50,000
Shizuoka Bank, New York Branch,
0.09%, 9/1/15	50,000	50,000
Skandinaviska Enskilda Banken AB,
0.07%, 9/1/15	175,000	175,000

		967,000

Total Eurodollar Time Deposits (Cost $967,000)		967,000

MEDIUM TERM NOTES - 0.5%
Banking - 0.0%
Bank of Montreal,
0.80%, 11/6/15	1,750	1,752

Finance Companies - 0.5%
General Electric Capital Corp.,
1.00%, 1/8/16	23,100	23,144

Total Medium Term Notes (Cost $24,896)		24,896

U.S. GOVERNMENT AGENCIES - 5.7%(3)
Federal Farm Credit Bank - 1.7%
FFCB FRN,
0.19%, 9/2/15(2)	10,000	9,998
0.16%, 9/6/15(2)	25,000	24,998
0.21%, 9/19/15(2)	9,000	9,001
0.20%, 9/20/15(2)	5,000	5,001
0.15%, 9/28/15(2)	25,000	24,999
0.21%, 9/30/15(2)	11,000	11,002

		84,999

Federal Home Loan Bank - 3.8%
FHLB Discount Notes,
0.11%, 9/9/15	7,500	7,500
0.08%, 9/11/15	25,000	24,999
0.09%, 9/21/15	7,500	7,500

FHLB FRN,
0.18%, 9/11/15(2)	9,000	9,000
0.14%, 9/14/15(2)	25,000	25,000
0.15%, 9/19/15(2)	25,000	25,000
0.15%, 9/20/15(2)	17,000	16,999
0.15%, 9/22/15(2)	26,000	26,000
0.16%, 9/25/15(2)	15,000	15,000
0.18%, 11/13/15(2)	20,000	19,996
0.18%, 9/8/16	10,000	10,000

		186,994

Federal National Mortgage Association - 0.2%
FNMA FRN,
0.19%, 9/21/15(2)	10,000	10,000

Total U.S. Government Agencies (Cost $281,993)		281,993

U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Bills - 1.1%
0.11%, 1/21/16	16,855	16,847
0.15%, 1/28/16	25,000	24,985
0.33%, 7/21/16	13,000	12,962

		54,794

U.S. Treasury Floating Rate Note - 0.3%
0.10%, 9/1/15(2)	16,000	16,000

Total U.S. Government Obligations (Cost $70,794)		70,794

LIQUID ASSETS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 4.2%
California - 0.1%
City of Milpitas Multifamily Taxable Revenue VRDB, Series A-T, The Crossing at Montague Apartments,
(FNMA LOC),
0.14%, 9/8/15	$3,600	$3,600
County of Riverside Taxable VRDB, COPS,
(State Street Bank & Trust Co. LOC),
0.14%, 9/8/15	3,900	3,900

		7,500

Colorado - 0.6%
Catholic Health Initiatives CP,
0.36%, 9/2/15	28,275	28,275

Florida - 0.6%
Miami-Dade County IDA Adjustable TRB, Dolphin Stadium,
(TD Bank N.A. LOC),
0.12%, 9/8/15	30,000	30,000

Idaho - 0.2%
Idaho Housing Agency & Finance Association Municipal CP,
0.78%, 11/9/15	10,000	9,985

Illinois - 0.2%
Lexington Financial Services LLC,
(Bank of America N.A. LOC),
0.35%, 9/8/15	12,000	12,000

Iowa - 0.1%
Mason City Clinic,
(Wells Fargo Bank N.A. LOC),
0.40%, 9/8/15	4,300	4,300

New Jersey - 1.8%
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.19%, 9/8/15(1)	90,000	90,000

New York - 0.2%
Oneida County Industrial Development Agency Civic Facilities Taxable VRDB, Series F, Mohawk St. Luke’s,
(Bank of America N.A. LOC),
0.15%, 9/8/15	2,935	2,935
RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51,
(Royal Bank of Canada LOC),
0.30%, 9/8/15(1)	4,640	4,640

		7,575

Texas - 0.4%
University of North Texas Municipal Interest Bearing CP,
0.45%, 10/9/15	18,495	18,495

Washington - 0.0%
Washington State Housing Finance Commission Multifamily Housing Taxable Revenue VRDB, Series B, Whisperwood Project,
0.31%, 9/8/15	130	130

Total Municipal Investments (Cost $208,260)		208,260

Investments, at Amortized Cost ($4,230,207)		4,230,207

REPURCHASE AGREEMENTS - 14.6%
Joint Repurchase Agreements - 0.3%(4)
Bank of America Securities LLC, dated 8/31/15, repurchase price $7,377
0.07%, 9/8/15	7,377	7,377
Societe Generale, New York Branch, dated 8/31/15, repurchase price $7,377
0.13%, 9/8/15	7,376	7,376

		14,753

Repurchase Agreements - 14.3%(5)
Bank of America N.A., dated 8/31/15, repurchase price $20,000
0.13%, 9/1/15	20,000	20,000
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $200,001
0.14%, 9/1/15	200,000	200,000
Citigroup Global Markets, Inc., dated 8/31/15, repurchase price $250,000
0.07%, 9/1/15	250,000	250,000
Credit Suisse Securities, dated 8/31/15, repurchase price $25,009
0.37%, 12/4/15	25,000	25,000
Goldman Sachs & Co., dated 8/31/15, repurchase price $15,004
0.45%, 12/4/15	15,000	15,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 14.6% continued
Repurchase Agreements - 14.3%(5) continued
HSBC Securities (USA), Inc., dated 8/31/15, repurchase price $40,011
0.27%, 12/4/15	$40,000	$40,000
JPMorgan Clearing Corp., dated 7/27/15, repurchase price $35,042
0.47%, 10/26/15	35,000	35,000
JPMorgan Securities LLC, dated 8/31/15, repurchase price $10,004
0.47%, 11/30/15	10,000	10,000
Scotia Capital USA, Inc., dated 8/31/15, repurchase price $20,000
0.22%, 9/1/15	20,000	20,000
Societe Generale S.A., dated 8/31/15, repurchase price $15,000
0.20%, 9/1/15	15,000	15,000
Societe Generale, New York Branch, dated 8/28/15, repurchase price $75,002
0.11%, 9/4/15	75,000	75,000

		705,000

Total Repurchase Agreements (Cost $719,753)		719,753

Total Investments - 100.2% (Cost $4,949,960)(6)		4,949,960

Liabilities less Other Assets - (0.2)%		(9,520)

NET ASSETS - 100.0%		$4,940,440

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$7,485	2.38% - 3.13%	1/15/25 - 8/15/44
U.S. Treasury Notes	$7,488	1.63% - 2.25%	7/31/19 - 3/31/21

Total	$14,973

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$81,821	Not Applicable	Not Applicable
Corporate Bonds	$91,043	0.42% - 7.70%	9/16/15 - 1/1/49
FHLB	$10,993	1.05%	1/29/18
FHLMC	$128,879	3.00% - 4.50%	12/1/29 - 8/1/45
FNMA	$148,913	2.50% - 4.00%	1/1/29 - 8/1/45
U.S. Treasury Bonds	$256,382	3.00% - 4.75%	2/15/41 - 5/15/45
U.S. Treasury Notes	$13,430	1.25% - 2.00%	10/31/15 - 11/30/21

Total	$731,461

(6)	The cost for federal income tax purposes was $4,949,960.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1) (2)	$—	$4,949,960	$—	$4,949,960

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2014.

LIQUID ASSETS PORTFOLIO     6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2015 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

COPS - Certificates of Participation

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

IDA - Industrial Development Authority

LOC - Letter of Credit

TRB - Taxable Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     7    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2015

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 29, 2015